Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.1%
		Basic Materials: 0.6%
1,250,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	$ 1,345,311	0.1
2,486,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	2,525,023	0.1
476,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	585,418	0.0
400,000		Dow Chemical Co., 4.375%, 11/15/2042	452,805	0.0
1,338,000		Dow Chemical Co/The, 2.100%, 11/15/2030	1,319,266	0.1
2,848,000		Dow Chemical Co/The, 3.600%, 11/15/2050	2,892,142	0.1
2,148,000		Dow Chemical Co/The, 4.250%, 10/01/2034	2,504,708	0.1
500,000		Dow Chemical Co/The, 4.625%, 10/01/2044	584,277	0.0
342,000		FMC Corp., 3.450%, 10/01/2029	384,005	0.0
1,273,000	(1)	Glencore Funding LLC, 2.500%, 09/01/2030	1,240,048	0.0
1,020,000		International Paper Co., 4.400%, 08/15/2047	1,245,240	0.0
2,445,000		Mosaic Co/The, 5.450%, 11/15/2033	2,858,519	0.1
702,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	766,784	0.0
561,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	658,297	0.0
345,000		Nutrien Ltd., 2.950%, 05/13/2030	378,302	0.0
346,000		Nutrien Ltd., 3.950%, 05/13/2050	396,470	0.0
250,000		Teck Resources Ltd., 6.125%, 10/01/2035	298,905	0.0
			20,435,520	0.6

		Communications: 2.7%
6,026,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	6,617,518	0.2
987,000		Alphabet, Inc., 1.900%, 08/15/2040	950,146	0.0
591,000		Alphabet, Inc., 2.050%, 08/15/2050	552,231	0.0
2,100,000		Amazon.com, Inc., 2.700%, 06/03/2060	2,172,476	0.1
889,000		AT&T, Inc., 1.650%, 02/01/2028	892,057	0.0
725,000		AT&T, Inc., 2.950%, 07/15/2026	792,883	0.0
1,520,000		AT&T, Inc., 3.100%, 02/01/2043	1,491,146	0.1
3,701,000	(1)	AT&T, Inc., 3.550%, 09/15/2055	3,557,756	0.1
4,703,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	4,564,766	0.1
2,564,000		AT&T, Inc., 4.300%, 02/15/2030	3,040,329	0.1
175,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/2051	174,058	0.0
750,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	794,383	0.0
885,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	1,016,516	0.0
2,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	2,892,672	0.1
1,250,000		Comcast Corp., 2.650%, 02/01/2030	1,365,373	0.1
2,279,000		Comcast Corp., 3.999%, 11/01/2049	2,766,807	0.1
5,000,000		Comcast Corp., 4.000%, 03/01/2048	6,054,641	0.2
1,225,000		Comcast Corp., 4.600%, 10/15/2038	1,563,607	0.1
765,000		Corning, Inc., 5.450%, 11/15/2079	976,797	0.0
1,031,000	(1)	Cox Communications, Inc., 2.950%, 10/01/2050	991,586	0.0
860,000	(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	955,509	0.0
3,500,000		Discovery Communications LLC, 5.200%, 09/20/2047	4,202,475	0.1
375,000		Fox Corp., 3.500%, 04/08/2030	423,297	0.0
1,000,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	1,031,917	0.0
1,351,000		Interpublic Group of Cos, Inc./The, 4.750%, 03/30/2030	1,621,128	0.1
4,885,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	4,939,956	0.2
2,630,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,744,287	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/2040	4,684,937	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

527,000	(1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	539,274	0.0
866,000	(1)	T-Mobile USA, Inc., 3.000%, 02/15/2041	857,115	0.0
866,000	(1)	T-Mobile USA, Inc., 3.300%, 02/15/2051	855,738	0.0
818,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	916,602	0.0
462,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	525,885	0.0
817,000	(1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	958,480	0.0
2,500,000	(1)	T-Mobile USA, Inc., 4.500%, 04/15/2050	3,009,587	0.1
2,000,000		Verizon Communications, Inc., 3.850%, 11/01/2042	2,374,242	0.1
240,000		Verizon Communications, Inc., 4.000%, 03/22/2050	296,407	0.0
208,000		Verizon Communications, Inc., 4.500%, 08/10/2033	263,192	0.0
2,750,000		Verizon Communications, Inc., 4.812%, 03/15/2039	3,609,586	0.1
1,950,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,676,263	0.1
806,000	(2)	ViacomCBS, Inc., 4.200%, 05/19/2032	922,569	0.0
2,210,000		ViacomCBS, Inc., 4.375%, 03/15/2043	2,349,125	0.1
1,292,000		ViacomCBS, Inc., 4.950%, 01/15/2031	1,548,824	0.1
1,510,000		ViacomCBS, Inc., 5.500%, 05/15/2033	1,836,804	0.1
539,000		Walt Disney Co/The, 2.000%, 09/01/2029	557,835	0.0
1,082,000		Walt Disney Co/The, 3.500%, 05/13/2040	1,216,142	0.0
518,000		Walt Disney Co/The, 3.600%, 01/13/2051	585,511	0.0
345,000		Walt Disney Co/The, 3.800%, 05/13/2060	400,544	0.0
2,270,000		Walt Disney Co/The, 4.750%, 11/15/2046	2,963,167	0.1
			93,094,146	2.7

		Consumer, Cyclical: 1.2%
778,000	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	817,560	0.0
2,380,352		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	2,246,783	0.1
3,500,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,738,207	0.1
962,228		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	945,094	0.0
776,000		Cummins, Inc., 2.600%, 09/01/2050	761,579	0.0
1,875,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	1,945,634	0.1
1,559,049		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	1,503,096	0.1
713,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	642,989	0.0
123,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	119,338	0.0
515,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	528,964	0.0
515,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	535,076	0.0
295,000		Dollar General Corp., 3.500%, 04/03/2030	336,343	0.0
1,400,000		General Motors Co., 5.400%, 04/01/2048	1,549,163	0.1
935,000		General Motors Co., 6.125%, 10/01/2025	1,087,570	0.0
1,000,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,058,730	0.0
1,893,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	2,059,839	0.1
1,004,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	1,090,005	0.0
873,000	(1),(2)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	914,421	0.0
640,000	(2)	Home Depot, Inc./The, 3.300%, 04/15/2040	726,377	0.0
550,000		McDonald's Corp., 3.500%, 07/01/2027	627,264	0.0
1,000,000		McDonald's Corp., 4.450%, 09/01/2048	1,245,350	0.0
1,688,000	(1)	Nissan Motor Co. Ltd., 3.522%, 09/17/2025	1,707,608	0.1
1,325,000	(1)	Nissan Motor Co. Ltd., 4.345%, 09/17/2027	1,332,170	0.1
924,000		Ralph Lauren Corp., 1.700%, 06/15/2022	940,804	0.0
1,021,000	(2)	Ross Stores, Inc., 4.800%, 04/15/2030	1,240,396	0.0
2,250,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	2,374,713	0.1
1,892,144		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	1,859,828	0.1
4,077,136		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,888,372	0.1
2,000,000		Walgreens Boots Alliance, Inc., 4.100%, 04/15/2050	2,023,910	0.1
1,120,000	(2)	WW Grainger, Inc., 1.850%, 02/15/2025	1,173,640	0.0
			41,020,823	1.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

		Consumer, Non-cyclical: 4.4%
114,000		Abbott Laboratories, 4.900%, 11/30/2046	160,909	0.0
5,000,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	5,176,114	0.2
2,554,000	(1)	AbbVie, Inc., 2.600%, 11/21/2024	2,711,106	0.1
1,970,000		AbbVie, Inc., 2.900%, 11/06/2022	2,066,827	0.1
1,441,000	(1)	AbbVie, Inc., 2.950%, 11/21/2026	1,571,885	0.1
732,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	838,268	0.0
750,000		AbbVie, Inc., 4.300%, 05/14/2036	885,535	0.0
1,964,000		AbbVie, Inc., 4.400%, 11/06/2042	2,340,491	0.1
1,037,000		AbbVie, Inc., 4.500%, 05/14/2035	1,259,256	0.0
1,700,000	(1)	AbbVie, Inc., 4.625%, 10/01/2042	2,072,567	0.1
1,000,000		Aetna, Inc., 2.800%, 06/15/2023	1,054,515	0.0
750,000		Aetna, Inc., 4.500%, 05/15/2042	893,248	0.0
520,000	(1)	Alcon Finance Corp., 2.600%, 05/27/2030	550,996	0.0
1,635,000		Altria Group, Inc., 4.800%, 02/14/2029	1,941,652	0.1
730,000		Altria Group, Inc., 5.800%, 02/14/2039	933,612	0.0
2,000,000		Altria Group, Inc., 5.950%, 02/14/2049	2,689,570	0.1
798,000		Amgen, Inc., 3.375%, 02/21/2050	866,762	0.0
1,297,000		Amgen, Inc., 4.563%, 06/15/2048	1,665,974	0.1
1,000,000		Amgen, Inc., 4.950%, 10/01/2041	1,324,542	0.1
2,462,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	2,976,558	0.1
4,049,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	5,034,636	0.2
1,260,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,630,695	0.1
1,909,000	(2)	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	2,236,462	0.1
1,000,000		Anthem, Inc., 3.500%, 08/15/2024	1,094,045	0.0
105,000		Anthem, Inc., 3.700%, 09/15/2049	117,202	0.0
3,571,000		Anthem, Inc., 5.100%, 01/15/2044	4,760,074	0.1
140,000		BAT Capital Corp., 3.215%, 09/06/2026	150,953	0.0
3,079,000		BAT Capital Corp., 2.259%, 03/25/2028	3,091,688	0.1
866,000		BAT Capital Corp., 2.726%, 03/25/2031	859,652	0.0
866,000		BAT Capital Corp., 3.734%, 09/25/2040	862,296	0.0
2,270,000		Becton Dickinson and Co., 2.894%, 06/06/2022	2,348,923	0.1
500,000		Becton Dickinson and Co., 3.363%, 06/06/2024	541,170	0.0
934,000		Becton Dickinson and Co., 3.794%, 05/20/2050	1,047,030	0.0
1,500,000		Bristol Myers Squibb Co., 3.875%, 08/15/2025	1,714,130	0.1
1,757,000		Bristol Myers Squibb Co., 4.125%, 06/15/2039	2,216,442	0.1
2,000,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	2,410,758	0.1
2,195,000		Cigna Corp., 3.250%, 04/15/2025	2,415,427	0.1
3,981,000		Cigna Corp., 3.750%, 07/15/2023	4,317,159	0.1
3,000,000		Cigna Corp., 4.800%, 08/15/2038	3,729,765	0.1
935,000		Cigna Corp., 4.900%, 12/15/2048	1,220,472	0.0
733,000		Coca-Cola Co/The, 2.500%, 06/01/2040	771,848	0.0
502,000		Coca-Cola Co/The, 2.750%, 06/01/2060	508,109	0.0
1,075,000		CVS Health Corp., 3.875%, 07/20/2025	1,213,249	0.0
3,000,000		CVS Health Corp., 4.780%, 03/25/2038	3,639,416	0.1
3,500,000		CVS Health Corp., 5.050%, 03/25/2048	4,465,367	0.1
60,852		CVS Pass-Through Trust, 6.943%, 01/10/2030	72,606	0.0
798,000		CVS Health Corp., 2.700%, 08/21/2040	766,768	0.0
1,886,000		CVS Health Corp., 4.125%, 04/01/2040	2,153,138	0.1
1,361,000		DENTSPLY SIRONA, Inc., 3.250%, 06/01/2030	1,481,076	0.1
345,000		Diageo Capital PLC, 2.125%, 04/29/2032	358,162	0.0
1,239,000		Eli Lilly and Co., 2.500%, 09/15/2060	1,170,783	0.0
410,000		Equifax, Inc., 2.600%, 12/15/2025	439,707	0.0
743,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	744,623	0.0
557,000		Gilead Sciences, Inc., 1.200%, 10/01/2027	558,448	0.0
744,000		Gilead Sciences, Inc., 2.600%, 10/01/2040	744,034	0.0
1,000,000		Global Payments, Inc., 2.650%, 02/15/2025	1,061,708	0.0
3,000,000		Global Payments, Inc., 3.200%, 08/15/2029	3,281,127	0.1
1,604,000		HCA, Inc., 4.500%, 02/15/2027	1,803,178	0.1
772,000		HCA, Inc., 5.250%, 04/15/2025	891,541	0.0
500,000		HCA, Inc., 5.250%, 06/15/2049	609,378	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

300,000		HCA, Inc., 5.500%, 06/15/2047	375,478	0.0
466,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	484,616	0.0
390,000		IHS Markit Ltd., 4.250%, 05/01/2029	453,042	0.0
2,113,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,209,072	0.1
839,000		Johnson & Johnson, 0.550%, 09/01/2025	840,131	0.0
796,000		Johnson & Johnson, 0.950%, 09/01/2027	797,293	0.0
704,000		Johnson & Johnson, 2.100%, 09/01/2040	702,176	0.0
687,000		Johnson & Johnson, 2.250%, 09/01/2050	680,044	0.0
4,140,000		Johnson & Johnson, 2.450%, 09/01/2060	4,150,791	0.1
750,000		Kaiser Foundation Hospitals, 3.266%, 11/01/2049	839,797	0.0
750,000		Kroger Co/The, 5.150%, 08/01/2043	965,294	0.0
969,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	1,056,714	0.0
1,537,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	1,957,101	0.1
2,500,000	(1)	Mars, Inc., 4.125%, 04/01/2054	3,164,790	0.1
1,436,000		Medtronic, Inc., 4.375%, 03/15/2035	1,928,089	0.1
1,150,000		Mondelez International, Inc., 1.875%, 10/15/2032	1,147,298	0.0
175,000		Moody's Corp., 3.250%, 05/20/2050	187,798	0.0
248,000		Mylan NV, 3.750%, 12/15/2020	249,104	0.0
1,627,000		Mylan, Inc., 5.200%, 04/15/2048	2,022,798	0.1
3,000,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	3,304,743	0.1
1,500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,699,078	0.1
1,160,000		Philip Morris International, Inc., 4.375%, 11/15/2041	1,416,096	0.1
345,000		Quest Diagnostics, Inc., 2.800%, 06/30/2031	372,830	0.0
1,210,000		Quest Diagnostics, Inc., 2.950%, 06/30/2030	1,323,517	0.0
979,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	956,222	0.0
1,000,000		Regeneron Pharmaceuticals, Inc., 2.800%, 09/15/2050	937,142	0.0
1,250,000		Reynolds American, Inc., 5.850%, 08/15/2045	1,521,477	0.1
624,000		Reynolds American, Inc., 6.150%, 09/15/2043	786,301	0.0
537,000	(1)	Royalty Pharma PLC, 1.200%, 09/02/2025	535,938	0.0
796,000	(1)	Royalty Pharma PLC, 1.750%, 09/02/2027	796,599	0.0
805,000	(1)	Royalty Pharma PLC, 3.300%, 09/02/2040	791,549	0.0
301,000		S&P Global, Inc., 2.300%, 08/15/2060	270,907	0.0
500,000	(2)	Stryker Corp., 2.900%, 06/15/2050	515,633	0.0
400,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	414,980	0.0
200,000		Takeda Pharmaceutical Co. Ltd., 3.175%, 07/09/2050	205,898	0.0
1,200,000		Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	1,243,349	0.0
3,500,000		Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	3,629,888	0.1
430,000		Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	490,209	0.0
1,111,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,277,624	0.0
777,000		UnitedHealth Group, Inc., 3.875%, 08/15/2059	943,740	0.0
2,500,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	3,165,301	0.1
1,500,000	(1)	Upjohn, Inc., 3.850%, 06/22/2040	1,621,608	0.1
826,000		Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	927,299	0.0
			155,872,986	4.4

		Energy: 2.2%
450,000	(2)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	447,263	0.0
357,000		BP Capital Markets America, Inc., 2.772%, 11/10/2050	328,053	0.0
4,000,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	4,315,349	0.1
1,910,000		BP Capital Markets PLC, 4.742%, 03/11/2021	1,947,441	0.1
923,000	(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	989,918	0.0
1,665,000	(1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	1,732,716	0.1
2,000,000		Cimarex Energy Co., 3.900%, 05/15/2027	2,016,417	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,652,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	1,674,604	0.1
720,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	721,872	0.0
2,030,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	1,962,534	0.1
2,621,000	(2)	Enable Midstream Partners L.P., 4.150%, 09/15/2029	2,432,038	0.1
979,000	(3)	Enbridge, Inc., 5.750%, 07/15/2080	1,015,671	0.0
730,000		Energy Transfer Operating L.P., 4.650%, 06/01/2021	741,586	0.0
275,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	269,274	0.0
2,000,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	1,860,536	0.1
1,067,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,135,184	0.0
1,500,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	1,559,001	0.1
1,385,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,538,751	0.1
589,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	582,346	0.0
283,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	301,492	0.0
2,400,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	2,094,612	0.1
1,063,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,199,951	0.0
826,000		Equinor ASA, 3.125%, 04/06/2030	929,254	0.0
1,394,000		Exxon Mobil Corp., 2.726%, 03/01/2023	1,466,426	0.0
755,000		Exxon Mobil Corp., 4.227%, 03/19/2040	927,245	0.0
79,000		Halliburton Co., 3.500%, 08/01/2023	83,735	0.0
66,000		Halliburton Co., 3.800%, 11/15/2025	71,572	0.0
875,000		Halliburton Co., 4.850%, 11/15/2035	925,660	0.0
1,000,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,107,066	0.0
920,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,068,918	0.0
751,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	848,904	0.0
1,198,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	1,214,969	0.0
1,000,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,029,976	0.0
1,345,000		MPLX L.P., 5.250%, 01/15/2025	1,394,483	0.0
1,355,000		Newfield Exploration Co., 5.375%, 01/01/2026	1,275,484	0.0
117,000		Noble Energy, Inc., 3.250%, 10/15/2029	129,637	0.0
1,255,000		Noble Energy, Inc., 4.950%, 08/15/2047	1,650,177	0.1
2,033,000		ONEOK Partners L.P., 3.375%, 10/01/2022	2,113,170	0.1
770,000		ONEOK, Inc., 2.200%, 09/15/2025	759,945	0.0
2,163,000		Pioneer Natural Resources Co., 1.900%, 08/15/2030	2,035,686	0.1
1,665,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	1,614,213	0.1
1,779,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,912,294	0.1
900,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	977,581	0.0
906,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	1,020,154	0.0
498,000	(1)	Schlumberger Holdings Corp., 4.000%, 12/21/2025	557,629	0.0
1,500,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	1,540,193	0.1
4,500,000		Shell International Finance BV, 3.250%, 05/11/2025	4,980,341	0.1
1,320,000		Shell International Finance BV, 4.125%, 05/11/2035	1,589,872	0.1
616,000		Shell International Finance BV, 4.000%, 05/10/2046	719,134	0.0
582,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	610,885	0.0
845,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	787,913	0.0
2,000,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	2,126,322	0.1
500,000		Total Capital International SA, 2.986%, 06/29/2041	522,857	0.0
836,000		Total Capital International SA, 3.127%, 05/29/2050	867,641	0.0
257,000	(1)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	278,163	0.0
392,000		Valero Energy Corp., 2.850%, 04/15/2025	411,213	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

3,804,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	4,214,482	0.1
555,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	623,807	0.0
1,128,000		Williams Partners L.P., 3.600%, 03/15/2022	1,167,408	0.0
1,836,000		Williams Partners L.P., 3.750%, 06/15/2027	2,014,949	0.1
			78,435,967	2.2

		Financial: 8.6%
215,000		American International Group, Inc., 3.875%, 01/15/2035	247,645	0.0
245,000		American International Group, Inc., 4.375%, 01/15/2055	281,190	0.0
1,710,000		American International Group, Inc., 4.500%, 07/16/2044	2,009,430	0.1
43,000		American International Group, Inc., 4.750%, 04/01/2048	52,777	0.0
638,000	(2),(3)	American International Group, Inc., 5.750%, 04/01/2048	696,580	0.0
1,840,000	(1)	ANZ New Zealand Int'l Ltd./London, 3.400%, 03/19/2024	2,003,533	0.1
780,000	(2)	Arch Capital Group Ltd., 3.635%, 06/30/2050	841,234	0.0
400,000		Assurant, Inc., 3.700%, 02/22/2030	417,905	0.0
2,114,000		Assurant, Inc., 4.900%, 03/27/2028	2,343,760	0.1
519,000	(1)	Athene Global Funding, 2.950%, 11/12/2026	547,232	0.0
935,000		AvalonBay Communities, Inc., 2.450%, 01/15/2031	1,001,205	0.0
1,000,000		Banco Santander SA, 2.746%, 05/28/2025	1,052,441	0.0
2,000,000		Banco Santander SA, 3.125%, 02/23/2023	2,095,609	0.1
1,961,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	1,962,052	0.1
599,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	598,227	0.0
225,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	233,739	0.0
220,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	229,805	0.0
4,000,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	4,101,598	0.1
1,000,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	1,106,539	0.0
3,500,000	(3)	Bank of America Corp., 3.499%, 05/17/2022	3,565,770	0.1
1,000,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	1,121,407	0.0
1,645,000		Bank of America Corp., 3.950%, 04/21/2025	1,828,596	0.1
435,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	499,463	0.0
1,355,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	1,617,466	0.1
323,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	401,315	0.0
3,641,000		Bank of America Corp., 4.183%, 11/25/2027	4,182,612	0.1
4,336,000		Bank of America Corp., 4.250%, 10/22/2026	5,024,774	0.2
1,000,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	1,173,374	0.0
131,000	(3)	Bank of America Corp., 5.125%, 12/31/2199	134,923	0.0
1,545,000	(2)	Bank of Nova Scotia/The, 2.200%, 02/03/2025	1,632,057	0.1
1,268,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	1,389,567	0.1
1,535,000	(1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,622,493	0.1
1,000,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	1,052,202	0.0
932,000	(3)	Barclays PLC, 3.564%, 09/23/2035	917,964	0.0
2,438,000	(3)	Barclays PLC, 3.932%, 05/07/2025	2,627,352	0.1
1,325,000	(3)	Barclays PLC, 4.610%, 02/15/2023	1,387,318	0.1
3,395,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	4,433,772	0.1
455,000	(1),(3)	BNP Paribas SA, 2.588%, 08/12/2035	442,869	0.0
4,115,000	(1),(3)	BNP Paribas SA, 2.819%, 11/19/2025	4,345,135	0.1
1,715,000	(1),(3)	BNP Paribas SA, 3.052%, 01/13/2031	1,844,342	0.1
3,960,000	(1)	BPCE SA, 2.700%, 10/01/2029	4,262,645	0.1
955,000	(1)	BPCE SA, 5.700%, 10/22/2023	1,070,946	0.0
798,000		Brookfield Finance LLC, 3.450%, 04/15/2050	786,088	0.0
231,000		Brookfield Finance, Inc., 4.350%, 04/15/2030	269,257	0.0
1,735,000		Brown & Brown, Inc., 2.375%, 03/15/2031	1,754,449	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

359,000		Camden Property Trust, 2.800%, 05/15/2030	391,148	0.0
910,000	(2)	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	960,970	0.0
424,000		Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	457,679	0.0
850,000		Capital One Financial Corp., 3.650%, 05/11/2027	939,617	0.0
1,358,000	(3)	Charles Schwab Corp./The, 5.375%, 12/31/2199	1,474,856	0.1
1,118,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	1,146,251	0.0
2,000,000	(3)	Citigroup, Inc., 2.572%, 06/03/2031	2,106,684	0.1
5,000,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	5,190,767	0.2
4,000,000		Citigroup, Inc., 5.500%, 09/13/2025	4,735,720	0.1
2,000,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,113,221	0.1
525,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	538,351	0.0
280,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	293,482	0.0
745,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	823,489	0.0
1,358,000	(1),(2),(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	1,350,679	0.0
752,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	799,571	0.0
5,500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	6,236,463	0.2
1,235,000	(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	1,264,757	0.0
6,000,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	6,816,636	0.2
3,000,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,124,875	0.1
1,292,000	(1),(3)	Credit Suisse Group AG, 4.194%, 04/01/2031	1,494,192	0.1
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,341,802	0.1
750,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	793,177	0.0
469,000		Crown Castle International Corp., 4.150%, 07/01/2050	536,765	0.0
1,870,000	(1),(3)	Danske Bank A/S, 1.621%, 09/11/2026	1,856,065	0.1
4,500,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	4,545,956	0.1
600,000	(1)	Danske Bank A/S, 5.000%, 01/12/2022	630,535	0.0
1,616,000	(3)	Deutsche Bank AG/New York NY, 3.547%, 09/18/2031	1,627,273	0.1
1,770,000	(3)	Discover Bank, 4.682%, 08/09/2028	1,857,004	0.1
609,000	(1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	607,543	0.0
557,000		Equinix, Inc., 1.550%, 03/15/2028	557,427	0.0
1,041,000		ERP Operating L.P., 2.500%, 02/15/2030	1,106,486	0.0
1,925,000	(1),(2)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	2,010,872	0.1
525,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	556,075	0.0
2,500,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	2,843,494	0.1
1,000,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,305,275	0.0
449,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	651,162	0.0
710,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	975,394	0.0
985,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	975,412	0.0
427,000	(3)	HSBC Holdings PLC, 2.357%, 08/18/2031	423,916	0.0
1,331,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,387,214	0.1
1,497,000	(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,677,366	0.1
3,307,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	3,655,211	0.1
1,250,000		HSBC Holdings PLC, 4.300%, 03/08/2026	1,411,183	0.1
365,000		HSBC Holdings PLC, 4.950%, 03/31/2030	440,489	0.0
3,439,000		ING Groep NV, 3.550%, 04/09/2024	3,746,544	0.1
1,059,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	1,052,304	0.0
396,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	409,270	0.0
1,177,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	1,458,606	0.1
949,000	(2),(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	991,572	0.0
935,000	(3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	997,753	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

283,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	301,255	0.0
4,499,000	(3)	JPMorgan Chase & Co., 3.207%, 04/01/2023	4,676,315	0.1
3,320,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,675,595	0.1
945,000	(3)	JPMorgan Chase & Co., 4.493%, 03/24/2031	1,154,260	0.0
986,000	(3)	JPMorgan Chase & Co., 4.600%, 12/31/2199	967,512	0.0
1,112,000	(3)	JPMorgan Chase & Co., 5.000%, 12/31/2199	1,111,040	0.0
702,000	(1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	730,607	0.0
778,000	(1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	871,237	0.0
1,125,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	1,167,556	0.0
2,177,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,264,021	0.1
684,000		Main Street Capital Corp., 5.200%, 05/01/2024	719,609	0.0
872,000	(3)	MetLife, Inc., 3.850%, 12/31/2199	870,910	0.0
750,000	(2)	Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	786,188	0.0
350,000		Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	379,324	0.0
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	6,190,813	0.2
2,810,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	2,844,547	0.1
315,000	(1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	352,029	0.0
1,074,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	1,125,954	0.0
2,935,000	(3)	Morgan Stanley, 3.622%, 04/01/2031	3,359,379	0.1
538,000		Morgan Stanley, 3.875%, 01/27/2026	613,940	0.0
1,080,000		Morgan Stanley, 3.950%, 04/23/2027	1,221,874	0.0
4,000,000		Morgan Stanley, 4.000%, 07/23/2025	4,518,409	0.1
1,000,000		Morgan Stanley, 5.500%, 07/28/2021	1,042,281	0.0
770,000	(3)	Morgan Stanley, 5.597%, 03/24/2051	1,164,627	0.0
1,341,000	(1),(2)	National Australia Bank Ltd., 2.332%, 08/21/2030	1,328,452	0.0
1,575,000	(1),(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	1,752,868	0.1
1,199,000	(1)	National Securities Clearing Corp., 1.500%, 04/23/2025	1,236,804	0.0
894,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	920,498	0.0
1,004,000	(1),(3)	Nationwide Building Society, 3.960%, 07/18/2030	1,134,226	0.0
890,000	(3)	Natwest Group PLC, 3.032%, 11/28/2035	856,029	0.0
5,500,000		Natwest Group PLC, 3.875%, 09/12/2023	5,911,742	0.2
1,576,000	(1)	New York Life Global Funding, 2.875%, 04/10/2024	1,694,608	0.1
2,661,000	(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,854,122	0.1
1,584,000		Northern Trust Corp., 1.950%, 05/01/2030	1,652,047	0.1
174,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	190,861	0.0
5,000,000		ORIX Corp., 3.250%, 12/04/2024	5,426,228	0.2
1,990,000		Owl Rock Capital Corp., 4.250%, 01/15/2026	2,018,760	0.1
1,986,000	(1)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	1,966,481	0.1
889,000	(3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	893,436	0.0
584,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	573,390	0.0
1,130,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,199,137	0.0
750,000		Prologis L.P., 2.250%, 04/15/2030	797,632	0.0
955,000		Prologis L.P., 3.000%, 04/15/2050	1,025,525	0.0
1,433,000		Realty Income Corp., 3.250%, 01/15/2031	1,582,063	0.1
691,000		Regency Centers L.P., 3.700%, 06/15/2030	759,528	0.0
797,000		Retail Properties of America, Inc., 4.750%, 09/15/2030	799,538	0.0
2,000,000		Royal Bank of Canada, 0.885%, (US0003M + 0.660%), 10/05/2023	2,013,774	0.1
2,618,000		Royal Bank of Canada, 2.250%, 11/01/2024	2,776,091	0.1
3,380,000		Royal Bank of Canada, 3.700%, 10/05/2023	3,694,143	0.1
336,000	(3)	Natwest Group PLC, 3.073%, 05/22/2028	353,644	0.0
398,000	(3)	Natwest Group PLC, 4.269%, 03/22/2025	432,794	0.0
2,440,000		Santander UK PLC, 3.400%, 06/01/2021	2,490,160	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

760,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	814,247	0.0
1,958,000	(1),(3)	Scentre Group Trust 2, 5.125%, 09/24/2080	1,925,969	0.1
1,360,000	(1),(2)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	1,361,666	0.0
1,244,000	(3)	State Street Corp., 3.031%, 11/01/2034	1,357,815	0.0
1,740,000		Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	1,716,582	0.1
1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	1,021,837	0.0
1,430,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,512,815	0.1
1,234,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	1,239,935	0.0
3,865,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	4,194,248	0.1
268,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	327,066	0.0
1,860,000		Truist Bank, 2.250%, 03/11/2030	1,918,700	0.1
2,212,000	(3)	Truist Financial Corp., 4.800%, 12/31/2199	2,222,257	0.1
436,000	(3)	Truist Financial Corp., 4.950%, 12/31/2199	459,980	0.0
700,000	(3)	Truist Financial Corp., 5.100%, 12/31/2199	758,415	0.0
3,500,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	3,898,804	0.1
2,470,000		UBS AG, 5.125%, 05/15/2024	2,726,262	0.1
791,000	(1),(2),(3)	UBS Group AG, 1.008%, 07/30/2024	793,281	0.0
750,000	(1),(3)	UBS Group AG, 1.364%, 01/30/2027	750,384	0.0
500,000		UDR, Inc., 2.100%, 08/01/2032	498,105	0.0
528,000		UDR, Inc., 3.000%, 08/15/2031	571,417	0.0
300,000	(1)	USAA Capital Corp., 2.125%, 05/01/2030	316,261	0.0
163,000		Ventas Realty L.P., 5.700%, 09/30/2043	193,814	0.0
2,100,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	2,201,440	0.1
752,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	783,698	0.0
4,000,000		Wells Fargo & Co., 3.750%, 01/24/2024	4,349,444	0.1
3,000,000		Wells Fargo & Co., 4.125%, 08/15/2023	3,270,207	0.1
739,000		Wells Fargo & Co., 4.750%, 12/07/2046	924,795	0.0
465,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	634,961	0.0
2,195,000	(3)	Wells Fargo Bank NA, 2.082%, 09/09/2022	2,226,495	0.1
6,600,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	6,807,155	0.2
1,035,000		Westpac Banking Corp., 2.350%, 02/19/2025	1,105,678	0.0
2,244,000		XLIT Ltd., 4.450%, 03/31/2025	2,539,989	0.1
1,668,000		XLIT Ltd., 5.500%, 03/31/2045	2,210,704	0.1
			304,977,499	8.6

		Industrial: 1.3%
262,000		3M Co., 3.700%, 04/15/2050	314,983	0.0
2,680,000		Amphenol Corp., 2.800%, 02/15/2030	2,938,939	0.1
452,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	447,610	0.0
808,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	803,816	0.0
982,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	1,013,917	0.0
264,000	(1),(2)	BAE Systems PLC, 3.400%, 04/15/2030	296,130	0.0
3,106,000	(3)	BNSF Funding Trust I, 6.613%, 12/15/2055	3,548,829	0.1
220,000		Boeing Co/The, 3.850%, 11/01/2048	201,834	0.0
500,000		Boeing Co/The, 4.875%, 05/01/2025	546,206	0.0
531,000		Boeing Co/The, 5.805%, 05/01/2050	642,953	0.0
2,470,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	2,992,658	0.1
2,047,000	(1)	Carrier Global Corp., 2.493%, 02/15/2027	2,143,588	0.1
1,195,000	(1)	Carrier Global Corp., 2.722%, 02/15/2030	1,250,864	0.0
1,750,000		CSX Corp., 4.650%, 03/01/2068	2,292,212	0.1
646,000		FedEx Corp., 3.900%, 02/01/2035	734,636	0.0
874,000	(2)	FedEx Corp., 4.250%, 05/15/2030	1,048,430	0.0
1,250,000		FedEx Corp., 4.400%, 01/15/2047	1,479,146	0.1
1,122,000	(2)	GATX Corp., 4.000%, 06/30/2030	1,294,213	0.0
1,450,000		General Dynamics Corp., 3.500%, 04/01/2027	1,668,584	0.1
500,000		Honeywell International, Inc., 1.950%, 06/01/2030	526,912	0.0
200,000		Lockheed Martin Corp., 2.800%, 06/15/2050	208,793	0.0
1,212,000		Lockheed Martin Corp., 4.070%, 12/15/2042	1,515,777	0.1
2,171,000		Norfolk Southern Corp., 3.650%, 08/01/2025	2,443,853	0.1
278,000		Northrop Grumman Corp., 2.930%, 01/15/2025	302,600	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,080,000		Packaging Corp. of America, 4.050%, 12/15/2049	1,291,664	0.0
54,000		Raytheon Technologies Corp., 3.125%, 07/01/2050	57,965	0.0
2,365,000	(1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	2,540,360	0.1
118,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	127,619	0.0
274,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	337,277	0.0
2,066,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	2,611,168	0.1
272,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	369,682	0.0
257,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	371,751	0.0
662,000		Roper Technologies, Inc., 2.000%, 06/30/2030	675,708	0.0
2,600,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	2,730,879	0.1
500,000		Textron, Inc., 3.000%, 06/01/2030	527,354	0.0
2,250,000	(1)	TTX Co., 3.600%, 01/15/2025	2,496,250	0.1
693,000		United Parcel Service, Inc., 2.500%, 04/01/2023	727,757	0.0
1,000,000	(2)	United Parcel Service, Inc., 2.800%, 11/15/2024	1,087,405	0.0
			46,610,322	1.3

		Technology: 1.5%
315,000		Activision Blizzard, Inc., 1.350%, 09/15/2030	307,767	0.0
358,000		Activision Blizzard, Inc., 2.500%, 09/15/2050	329,491	0.0
246,000		Analog Devices, Inc., 3.500%, 12/05/2026	278,642	0.0
916,000		Apple, Inc., 2.550%, 08/20/2060	918,175	0.0
4,070,000		Apple, Inc., 3.750%, 09/12/2047	5,021,904	0.2
2,090,000		Apple, Inc., 3.750%, 11/13/2047	2,577,413	0.1
2,000,000		Apple, Inc., 3.850%, 05/04/2043	2,497,750	0.1
1,000,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,175,849	0.0
1,170,000	(2)	Fiserv, Inc., 2.750%, 07/01/2024	1,251,851	0.1
2,194,000		Fiserv, Inc., 3.200%, 07/01/2026	2,440,192	0.1
1,840,000		HP, Inc., 4.050%, 09/15/2022	1,964,806	0.1
760,000	(2)	Intel Corp., 3.100%, 02/15/2060	829,190	0.0
3,201,000		Intel Corp., 3.250%, 11/15/2049	3,580,550	0.1
4,132,000		International Business Machines Corp., 3.300%, 05/15/2026	4,659,417	0.1
900,000	(1)	Microchip Technology, Inc., 2.670%, 09/01/2023	932,322	0.0
1,750,000		Microsoft Corp., 2.400%, 08/08/2026	1,908,786	0.1
4,000,000		Microsoft Corp., 2.525%, 06/01/2050	4,198,820	0.1
6,400,000		Microsoft Corp., 3.700%, 08/08/2046	8,058,859	0.2
818,000		NetApp, Inc., 1.875%, 06/22/2025	848,796	0.0
275,000		NVIDIA Corp., 3.500%, 04/01/2040	323,401	0.0
368,000		NVIDIA Corp., 3.500%, 04/01/2050	432,856	0.0
280,000		NVIDIA Corp., 3.700%, 04/01/2060	334,350	0.0
255,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	279,737	0.0
953,000		Oracle Corp., 3.600%, 04/01/2040	1,091,461	0.0
209,000		Oracle Corp., 3.850%, 07/15/2036	246,859	0.0
2,500,000		Oracle Corp., 4.000%, 11/15/2047	2,967,511	0.1
360,000		ServiceNow, Inc., 1.400%, 09/01/2030	350,848	0.0
1,000,000	(1)	TSMC Global Ltd., 0.750%, 09/28/2025	991,499	0.0
1,060,000	(1)	TSMC Global Ltd., 1.000%, 09/28/2027	1,042,426	0.0
1,409,000		Xilinx, Inc., 2.375%, 06/01/2030	1,486,480	0.1
			53,328,008	1.5

		Utilities: 2.6%
1,576,000	(1),(2)	AES Corp./The, 3.950%, 07/15/2030	1,744,372	0.1
2,500,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,124,741	0.1
3,219,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,387,627	0.1
200,000		Appalachian Power Co., 3.700%, 05/01/2050	228,389	0.0
323,000		Avangrid, Inc., 3.200%, 04/15/2025	355,799	0.0
1,470,000		Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,570,171	0.1
705,000		Black Hills Corp., 2.500%, 06/15/2030	730,682	0.0
1,045,000		Black Hills Corp., 3.050%, 10/15/2029	1,139,379	0.0
1,800,000		Black Hills Corp., 4.250%, 11/30/2023	1,976,514	0.1
487,000		Black Hills Corp., 4.350%, 05/01/2033	585,636	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

750,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	859,689	0.0
600,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	636,980	0.0
631,000		Commonwealth Edison Co., 3.750%, 08/15/2047	754,959	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	598,240	0.0
491,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	662,467	0.0
381,000		Consumers Energy Co., 2.500%, 05/01/2060	358,389	0.0
2,155,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	2,185,491	0.1
2,933,000		DTE Electric Co., 2.950%, 03/01/2050	3,106,377	0.1
1,069,000		DTE Energy Co., 1.050%, 06/01/2025	1,072,190	0.0
1,000,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	1,112,190	0.0
1,940,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,295,568	0.1
945,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,156,944	0.0
1,055,000	(3)	Duke Energy Corp., 4.875%, 12/31/2199	1,117,390	0.0
1,485,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,656,353	0.1
533,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	628,135	0.0
1,510,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	1,881,962	0.1
868,000	(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	871,968	0.0
1,241,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	1,253,000	0.0
747,000	(2)	Entergy Corp., 2.800%, 06/15/2030	810,576	0.0
1,286,000		Entergy Corp., 2.950%, 09/01/2026	1,421,544	0.0
1,944,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	2,126,602	0.1
1,635,000		Eversource Energy, 2.900%, 10/01/2024	1,771,255	0.1
1,233,000	(2)	Eversource Energy, 3.450%, 01/15/2050	1,387,997	0.0
3,528,000		Exelon Corp., 3.497%, 06/01/2022	3,690,927	0.1
270,000	(2)	Exelon Corp., 4.050%, 04/15/2030	316,524	0.0
410,000		Exelon Corp., 4.700%, 04/15/2050	523,889	0.0
446,000		Exelon Generation Co. LLC, 3.250%, 06/01/2025	488,218	0.0
2,558,000		FirstEnergy Corp., 2.850%, 07/15/2022	2,623,481	0.1
2,203,000		FirstEnergy Corp., 4.250%, 03/15/2023	2,340,408	0.1
1,505,000		Georgia Power Co., 2.200%, 09/15/2024	1,588,294	0.1
1,310,000		Georgia Power Co., 5.750%, 04/15/2023	1,467,199	0.1
656,000		Idaho Power Co., 4.200%, 03/01/2048	833,463	0.0
3,640,000		Interstate Power and Light Co., 3.250%, 12/01/2024	3,995,132	0.1
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,207,011	0.1
411,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	456,247	0.0
2,745,000		Mississippi Power Co., 4.250%, 03/15/2042	3,252,211	0.1
266,000		Mississippi Power Co., 4.750%, 10/15/2041	310,502	0.0
231,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	263,503	0.0
1,507,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,554,819	0.1
462,000	(2)	NiSource, Inc., 3.600%, 05/01/2030	527,358	0.0
764,000		NiSource, Inc., 5.950%, 06/15/2041	1,074,293	0.0
842,000	(1)	Oglethorpe Power Corp., 3.750%, 08/01/2050	840,487	0.0
436,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	421,854	0.0
629,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	615,854	0.0
583,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	584,321	0.0
465,000		PECO Energy Co., 4.150%, 10/01/2044	582,487	0.0
349,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	379,441	0.0
1,321,000		PPL Capital Funding, Inc., 4.125%, 04/15/2030	1,562,623	0.1
1,315,000	(3)	Sempra Energy, 4.875%, 12/31/2199	1,354,450	0.0
2,643,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	2,884,211	0.1
280,000		Southern California Edison Co., 2.400%, 02/01/2022	285,587	0.0
1,750,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	2,119,665	0.1
1,775,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,448,686	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,280,000	(3)	Southern Co/The, 4.000%, 01/15/2051	1,285,002	0.0
717,000		Tucson Electric Power Co., 1.500%, 08/01/2030	711,148	0.0
998,000		Union Electric Co., 3.900%, 09/15/2042	1,199,608	0.0
1,710,000		Washington Gas Light Co., 3.650%, 09/15/2049	1,949,293	0.1
			92,307,772	2.6

	Total Corporate Bonds/Notes
	(Cost $822,762,442)		886,083,043	25.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 19.6%
3,484,789	(1),(3)	Agate Bay Mortgage Trust 2015-6 B2, 3.606%, 09/25/2045	3,641,899	0.1
4,246,899		Alternative Loan Trust 2005-10CB 1A1, 0.648%, (US0001M + 0.500%), 05/25/2035	3,363,833	0.1
3,582,916		Alternative Loan Trust 2005-51 3A2A, 2.309%, (12MTA + 1.290%), 11/20/2035	3,293,504	0.1
1,534,236		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,435,363	0.0
1,910,373		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,877,684	0.1
415,359	(4)	Alternative Loan Trust 2005-J3 2A2, 4.852%, (-1.000*US0001M + 5.000%), 05/25/2035	59,718	0.0
1,325,948		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	931,868	0.0
2,682,046		Alternative Loan Trust 2006-HY11 A1, 0.268%, (US0001M + 0.120%), 06/25/2036	2,556,789	0.1
1,913,425		Alternative Loan Trust 2007-23CB A3, 0.648%, (US0001M + 0.500%), 09/25/2037	744,143	0.0
126,216		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	120,797	0.0
715,281	(3)	Bear Stearns ALT-A Trust 2005-10 22A1, 3.456%, 01/25/2036	691,346	0.0
358,445	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.502%, 05/25/2035	356,011	0.0
1,122,159	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.413%, 11/25/2036	860,899	0.0
1,134,632	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.191%, 11/25/2036	747,571	0.0
7,134	(3)	Bear Stearns ARM Trust 2005-12 13A1, 3.609%, 02/25/2036	6,839	0.0
2,572,483		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.338%, (US0001M + 0.190%), 01/25/2037	2,285,267	0.1
125,188	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.072%, 01/26/2036	102,427	0.0
444,763	(3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 3.672%, 12/25/2035	432,834	0.0
2,092,506	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.735%, 11/25/2034	2,079,652	0.1
47,197	(3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 3.597%, 02/20/2035	47,035	0.0
18,078		CHL Mortgage Pass-Through Trust 2005-2 2A3, 0.828%, (US0001M + 0.680%), 03/25/2035	16,473	0.0
1,494,841	(1),(3)	CIM Trust 2020-J1 B3, 3.465%, 07/25/2050	1,447,251	0.0
73,860		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	76,912	0.0
661,200		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	656,352	0.0
1,192,945	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.355%, 09/25/2037	1,149,081	0.0
1,152,692	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,163,806	0.0
48,162	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.177%, 08/25/2035	47,938	0.0
2,087,891		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	2,098,739	0.1
286,128		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	288,222	0.0
2,000,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.148%, (US0001M + 2.000%), 01/25/2040	1,959,353	0.1
914,611		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.648%, (US0001M + 0.500%), 11/25/2035	425,086	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

4,156,728		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.868%, (US0001M + 0.720%), 11/25/2035	4,081,432	0.1
2,000,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	2,039,528	0.1
167,696	(3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 3.353%, 07/19/2044	160,359	0.0
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.798%, (US0001M + 3.650%), 02/25/2040	749,668	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,214,834	0.0
12,505,202		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	14,424,988	0.4
1,787,309		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,923,374	0.1
24,872,089	(4)	Fannie Mae 2016-82 SD, 5.902%, (-1.000*US0001M + 6.050%), 11/25/2046	5,755,640	0.2
4,436,408		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	4,654,799	0.1
6,314,411		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.398%, (US0001M + 4.250%), 04/25/2029	6,483,303	0.2
2,592,938		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.148%, (US0001M + 4.000%), 05/25/2025	2,634,380	0.1
127,273		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.148%, (US0001M + 4.000%), 05/25/2025	129,212	0.0
4,010,732		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.698%, (US0001M + 5.550%), 04/25/2028	4,131,338	0.1
5,380,754		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.398%, (US0001M + 4.250%), 01/25/2029	5,595,784	0.2
6,092,187		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450%), 01/25/2029	6,307,282	0.2
225,080		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350%), 05/25/2029	233,483	0.0
3,395,652		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.698%, (US0001M + 3.550%), 07/25/2029	3,506,166	0.1
5,038,259		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650%), 09/25/2029	5,112,448	0.1
1,377,771		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000%), 10/25/2029	1,376,619	0.0
5,126,026		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.998%, (US0001M + 2.850%), 11/25/2029	5,110,681	0.1
9,094,907		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.348%, (US0001M + 2.200%), 01/25/2030	9,006,219	0.3
4,583,415		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.798%, (US0001M + 2.650%), 02/25/2030	4,544,725	0.1
5,714,780		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400%), 05/28/2030	5,630,239	0.2
5,357,910		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.648%, (US0001M + 2.500%), 05/25/2030	5,326,919	0.2
3,002,921		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800%), 02/25/2030	3,008,579	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

9,140,935		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200%), 08/25/2030	8,882,787	0.3
2,386,138		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.298%, (US0001M + 2.150%), 10/25/2030	2,349,978	0.1
4,945,066		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550%), 12/25/2030	4,878,870	0.1
4,521,838		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.498%, (US0001M + 2.350%), 01/25/2031	4,454,780	0.1
3,240,056		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000%), 03/25/2031	3,194,832	0.1
2,502,757		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100%), 03/25/2031	2,469,114	0.1
10,292,623		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.398%, (US0001M + 2.250%), 07/25/2030	10,199,041	0.3
1,892,754	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.448%, (US0001M + 2.300%), 08/25/2031	1,889,293	0.1
2,903,537	(1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.248%, (US0001M + 2.100%), 06/25/2039	2,896,768	0.1
1,406,260	(1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.298%, (US0001M + 2.150%), 09/25/2031	1,406,058	0.0
3,727,329	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400%), 04/25/2031	3,722,071	0.1
1,253,913	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.598%, (US0001M + 2.450%), 07/25/2031	1,251,316	0.0
3,074,455	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.248%, (US0001M + 2.100%), 09/25/2039	3,062,851	0.1
1,800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.198%, (US0001M + 2.050%), 01/25/2040	1,773,904	0.1
500,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.798%, (US0001M + 3.650%), 02/25/2040	478,925	0.0
1,608,976		Fannie Mae Connecticut Avenue Securities, 5.848%, (US0001M + 5.700%), 04/25/2028	1,672,771	0.1
451,938	(4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	71,733	0.0
395,938	(4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	58,819	0.0
6,809		Fannie Mae REMIC Trust 1994-77 FB, 1.648%, (US0001M + 1.500%), 04/25/2024	6,885	0.0
300,524		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	338,529	0.0
24,042		Fannie Mae REMIC Trust 2002-21 FC, 1.048%, (US0001M + 0.900%), 04/25/2032	24,324	0.0
761,550	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	164,724	0.0
61,913		Fannie Mae REMIC Trust 2004-11 A, 0.268%, (US0001M + 0.120%), 03/25/2034	61,694	0.0
406,454		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	481,033	0.0
200,855		Fannie Mae REMIC Trust 2005-74 DK, 23.408%, (-4.000*US0001M + 24.000%), 07/25/2035	312,450	0.0
4,343,113	(4)	Fannie Mae REMIC Trust 2005-92 SC, 6.532%, (-1.000*US0001M + 6.680%), 10/25/2035	959,373	0.0
267,760		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	309,905	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

836,937		Fannie Mae REMIC Trust 2006-104 ES, 32.709%, (-5.000*US0001M + 33.450%), 11/25/2036	1,694,543	0.1
4,836,212	(4)	Fannie Mae REMIC Trust 2006-12 SD, 6.602%, (-1.000*US0001M + 6.750%), 10/25/2035	1,026,410	0.0
2,390,176	(4)	Fannie Mae REMIC Trust 2006-123 UI, 6.592%, (-1.000*US0001M + 6.740%), 01/25/2037	602,410	0.0
532,618	(4)	Fannie Mae REMIC Trust 2006-72 HS, 6.552%, (-1.000*US0001M + 6.700%), 08/25/2026	71,623	0.0
151,700		Fannie Mae REMIC Trust 2007-73 A1, 0.235%, (US0001M + 0.060%), 07/25/2037	149,292	0.0
444,063		Fannie Mae REMIC Trust 2008-20 SP, 15.130%, (-2.500*US0001M + 15.500%), 03/25/2038	623,381	0.0
1,976,241		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,237,868	0.1
7,199,937	(4)	Fannie Mae REMIC Trust 2010-102 SB, 6.452%, (-1.000*US0001M + 6.600%), 09/25/2040	1,819,380	0.1
2,284,043	(4)	Fannie Mae REMIC Trust 2010-116 SE, 6.452%, (-1.000*US0001M + 6.600%), 10/25/2040	497,558	0.0
6,538,989	(4)	Fannie Mae REMIC Trust 2010-123 SL, 5.922%, (-1.000*US0001M + 6.070%), 11/25/2040	1,316,389	0.0
2,405,339		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	2,458,450	0.1
3,440,635	(4)	Fannie Mae REMIC Trust 2010-55 AS, 6.272%, (-1.000*US0001M + 6.420%), 06/25/2040	757,683	0.0
8,159,907		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	9,377,603	0.3
1,068,353		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	1,195,203	0.0
3,550,703	(4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	413,194	0.0
922,277	(4)	Fannie Mae REMIC Trust 2012-10 US, 6.302%, (-1.000*US0001M + 6.450%), 02/25/2042	138,419	0.0
835,944		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	872,905	0.0
9,211,923	(4)	Fannie Mae REMIC Trust 2012-113 SG, 5.952%, (-1.000*US0001M + 6.100%), 10/25/2042	1,742,509	0.1
6,630,391	(4)	Fannie Mae REMIC Trust 2012-122 SB, 6.002%, (-1.000*US0001M + 6.150%), 11/25/2042	1,238,989	0.0
2,714,160	(4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	217,701	0.0
3,922,600		Fannie Mae REMIC Trust 2012-131 BS, 5.214%, (-1.200*US0001M + 5.400%), 12/25/2042	4,145,161	0.1
10,657,593	(4)	Fannie Mae REMIC Trust 2012-137 SN, 5.952%, (-1.000*US0001M + 6.100%), 12/25/2042	1,900,466	0.1
3,532,379	(4)	Fannie Mae REMIC Trust 2012-15 SP, 6.472%, (-1.000*US0001M + 6.620%), 06/25/2040	276,347	0.0
2,389,577	(4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	317,745	0.0
519,875		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	549,102	0.0
8,678,081	(4)	Fannie Mae REMIC Trust 2013-60 DS, 6.052%, (-1.000*US0001M + 6.200%), 06/25/2033	1,531,886	0.0
7,755,481	(4)	Fannie Mae REMIC Trust 2013-9 DS, 6.002%, (-1.000*US0001M + 6.150%), 02/25/2043	2,151,330	0.1
20,066,523	(4)	Fannie Mae REMIC Trust 2013-9 SA, 6.002%, (-1.000*US0001M + 6.150%), 03/25/2042	3,641,574	0.1
1,750,319	(4)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	44,997	0.0
20,338,622	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	4,340,463	0.1
3,313,789	(4)	Fannie Mae REMICS 2005-66 SY, 6.552%, (-1.000*US0001M + 6.700%), 07/25/2035	802,239	0.0
5,865,310	(4)	Fannie Mae REMICS 2006-120 QD, 4.552%, (-1.000*US0001M + 4.700%), 10/25/2036	768,997	0.0
2,741,214	(4)	Fannie Mae REMICS 2006-59 XS, 7.052%, (-1.000*US0001M + 7.200%), 07/25/2036	647,515	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,994,325	(4)	Fannie Mae REMICS 2007-53 SX, 5.952%, (-1.000*US0001M + 6.100%), 06/25/2037	713,978	0.0
4,522,926	(4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	977,461	0.0
16,292,348	(4)	Fannie Mae REMICS 2010-139 SA, 5.882%, (-1.000*US0001M + 6.030%), 12/25/2040	3,641,860	0.1
1,083,660		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,264,559	0.0
103,000		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	114,190	0.0
4,155,217	(4)	Fannie Mae REMICS 2011-149 ES, 5.852%, (-1.000*US0001M + 6.000%), 07/25/2041	501,768	0.0
820,668		Fannie Mae REMICS 2012-150 CS, 5.778%, (-1.500*US0001M + 6.000%), 01/25/2043	827,893	0.0
9,715,304	(4)	Fannie Mae REMICS 2016-62 SC, 5.852%, (-1.000*US0001M + 6.000%), 09/25/2046	2,461,975	0.1
11,435,123	(4)	Fannie Mae REMICS 2016-93 SL, 6.502%, (-1.000*US0001M + 6.650%), 12/25/2046	2,406,510	0.1
3,040,613		Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	3,181,740	0.1
13,647,766	(4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	3,193,902	0.1
2,002,717		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	2,124,769	0.1
391,384		Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	418,090	0.0
6,510,420	(4)	Fannie Mae REMICS 2018-43 SE, 6.102%, (-1.000*US0001M + 6.250%), 09/25/2038	1,432,759	0.0
1,613,179		Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	1,693,205	0.1
11,382,432	(4)	Fannie Mae REMICS 2019-18 SA, 5.902%, (-1.000*US0001M + 6.050%), 05/25/2049	2,382,299	0.1
8,896,552	(4)	Fannie Mae REMICS 2019-25 PS, 5.902%, (-1.000*US0001M + 6.050%), 06/25/2049	2,211,743	0.1
41,128,405	(4)	Fannie Mae REMICS 2016-88 CS, 5.902%, (-1.000*US0001M + 6.050%), 12/25/2046	9,053,242	0.3
187,520	(3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 2.930%, 03/25/2035	148,928	0.0
313,059	(3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 3.706%, 02/25/2036	287,882	0.0
35,864	(3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 3.094%, 08/25/2035	30,381	0.0
1,414,590	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.013%, 03/25/2048	1,477,837	0.0
1,508,896	(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.013%, 03/25/2048	1,588,983	0.0
1,980,427	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.013%, 03/25/2048	2,024,529	0.1
1,711,338	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.044%, 04/25/2048	1,779,442	0.1
1,780,420	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,839,675	0.1
4,627,767	(4)	Freddie Mac 2815 GS, 5.848%, (-1.000*US0001M + 6.000%), 03/15/2034	959,170	0.0
1,778		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	1,819	0.0
204,346		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	232,358	0.0
197,159		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	219,905	0.0
89,807		Freddie Mac REMIC Trust 2411 FJ, 0.502%, (US0001M + 0.350%), 12/15/2029	89,781	0.0
126,599		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	142,558	0.0
185,012		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	191,331	0.0
268,531		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	312,044	0.0
207,207		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	242,705	0.0
312,184	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	65,246	0.0
386,526		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	458,930	0.0
1,022,840		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,185,910	0.0
716,384		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	821,993	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

859,457		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	986,984	0.0
5,218,874	(4)	Freddie Mac REMIC Trust 3045 DI, 6.578%, (-1.000*US0001M + 6.730%), 10/15/2035	1,227,939	0.0
2,101,012	(4)	Freddie Mac REMIC Trust 3064 SP, 6.448%, (-1.000*US0001M + 6.600%), 03/15/2035	133,959	0.0
348,008		Freddie Mac REMIC Trust 3065 DC, 19.403%, (-3.000*US0001M + 19.860%), 03/15/2035	498,635	0.0
671,216	(4)	Freddie Mac REMIC Trust 3102 IS, 24.008%, (-3.667*US0001M + 24.567%), 01/15/2036	428,157	0.0
2,679,223		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	3,082,846	0.1
1,583,145	(4)	Freddie Mac REMIC Trust 3170 SA, 6.448%, (-1.000*US0001M + 6.600%), 09/15/2033	358,467	0.0
879,214	(4)	Freddie Mac REMIC Trust 3171 PS, 6.333%, (-1.000*US0001M + 6.485%), 06/15/2036	191,012	0.0
1,285,357		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,512,424	0.0
336,525	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 5.179%, 03/15/2033	382,756	0.0
85,570		Freddie Mac REMIC Trust 3556 NT, 3.252%, (US0001M + 3.100%), 03/15/2038	87,125	0.0
6,044,105	(4)	Freddie Mac REMIC Trust 3589 SB, 6.048%, (-1.000*US0001M + 6.200%), 10/15/2039	1,362,725	0.0
983,541	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	134,506	0.0
6,169,055		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	7,226,445	0.2
2,184,829		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	2,580,272	0.1
1,094,311		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,247,321	0.0
509,917	(4)	Freddie Mac REMIC Trust 3752 WS, 6.448%, (-1.000*US0001M + 6.600%), 12/15/2039	18,235	0.0
2,581,410	(4)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	56,117	0.0
1,545,991		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	1,747,097	0.1
5,078,238	(4)	Freddie Mac REMIC Trust 3856 KS, 6.398%, (-1.000*US0001M + 6.550%), 05/15/2041	993,763	0.0
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,774,303	0.1
1,519,438	(4)	Freddie Mac REMIC Trust 3925 SD, 5.898%, (-1.000*US0001M + 6.050%), 07/15/2040	161,498	0.0
7,918,513	(4)	Freddie Mac REMIC Trust 3925 SL, 5.898%, (-1.000*US0001M + 6.050%), 01/15/2041	766,383	0.0
1,193,091	(4)	Freddie Mac REMIC Trust 3936 GS, 6.548%, (-1.000*US0001M + 6.700%), 11/15/2025	27,109	0.0
11,969,206	(4)	Freddie Mac REMIC Trust 3951 SN, 6.398%, (-1.000*US0001M + 6.550%), 11/15/2041	2,793,134	0.1
2,244,627	(4)	Freddie Mac REMIC Trust 3984 NS, 6.448%, (-1.000*US0001M + 6.600%), 01/15/2040	77,576	0.0
859,289		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	966,733	0.0
1,767,940		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	2,171,251	0.1
1,288,171	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	66,247	0.0
3,321,071	(4)	Freddie Mac REMIC Trust 4094 YS, 6.548%, (-1.000*US0001M + 6.700%), 04/15/2040	310,134	0.0
8,411,896	(4)	Freddie Mac REMIC Trust 4102 MS, 6.448%, (-1.000*US0001M + 6.600%), 09/15/2042	1,707,012	0.1
794,332	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	114,428	0.0
4,513,207		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	4,933,662	0.1
27,994,352		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	32,244,270	0.9
8,131,039	(4)	Freddie Mac REMIC Trust 4313 SD, 5.998%, (-1.000*US0001M + 6.150%), 03/15/2044	1,756,093	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

12,631,658	(4)	Freddie Mac REMIC Trust 4313 SE, 5.998%, (-1.000*US0001M + 6.150%), 03/15/2044	2,708,538	0.1
1,997,293	(4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	119,574	0.0
1,337,564	(4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	210,125	0.0
7,547,364		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,800,312	0.3
4,788,879	(4)	Freddie Mac REMIC Trust 4346 ST, 6.048%, (-1.000*US0001M + 6.200%), 07/15/2039	634,619	0.0
11,662,201		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	13,803,285	0.4
4,569,507	(4)	Freddie Mac REMIC Trust 4386 LS, 5.948%, (-1.000*US0001M + 6.100%), 09/15/2044	849,962	0.0
8,244,563	(4)	Freddie Mac REMICS 3284 CI, 5.968%, (-1.000*US0001M + 6.120%), 03/15/2037	1,922,545	0.1
3,569,648	(4)	Freddie Mac REMICS 3311 IC, 6.258%, (-1.000*US0001M + 6.410%), 05/15/2037	765,421	0.0
7,661,498	(4)	Freddie Mac REMICS 3510 IC, 5.928%, (-1.000*US0001M + 6.080%), 08/15/2037	1,715,461	0.1
3,847,491	(4)	Freddie Mac REMICS 3575 ST, 6.448%, (-1.000*US0001M + 6.600%), 04/15/2039	817,411	0.0
11,179,188	(4)	Freddie Mac REMICS 3702 SB, 4.348%, (-1.000*US0001M + 4.500%), 08/15/2040	1,816,858	0.1
4,776,120	(4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	902,924	0.0
13,289,660	(4)	Freddie Mac REMICS 4675 KS, 5.848%, (-1.000*US0001M + 6.000%), 04/15/2047	2,979,127	0.1
292,955		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	300,057	0.0
14,630,813		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	16,452,633	0.5
2,513,607		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	2,695,310	0.1
31,591,476	(4)	Freddie Mac REMICS 4901 BS, 5.948%, (-1.000*US0001M + 6.100%), 07/25/2049	6,586,311	0.2
8,603,984		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,964,510	0.3
1,134,762	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.998%, (US0001M + 1.850%), 09/27/2049	1,113,700	0.0
5,000,000	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.998%, (US0001M + 1.850%), 02/25/2050	4,894,167	0.1
7,100,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.748%, (US0001M + 3.600%), 07/25/2050	7,171,052	0.2
3,600,000	(1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.298%, (US0001M + 2.150%), 12/25/2030	3,518,707	0.1
3,900,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300%), 10/25/2048	3,835,740	0.1
9,041,328	(4)	Freddie Mac Strips Series 311 S1, 5.798%, (-1.000*US0001M + 5.950%), 08/15/2043	1,536,417	0.0
628,353		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.148%, (US0001M + 4.000%), 08/25/2024	642,960	0.0
1,194,155		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.048%, (US0001M + 3.900%), 12/25/2027	1,205,781	0.0
2,922,292		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700%), 04/25/2028	3,051,839	0.1
409,164		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.948%, (US0001M + 3.800%), 03/25/2025	411,664	0.0
1,526,744		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.725%, (US0001M + 5.550%), 07/25/2028	1,624,966	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.998%, (US0001M + 3.850%), 03/25/2029	521,273	0.0
11,050,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.648%, (US0001M + 2.500%), 03/25/2030	11,199,463	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

859,210		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.698%, (US0001M + 3.550%), 08/25/2029	888,245	0.0
5,803,228		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.798%, (US0001M + 2.650%), 12/25/2029	5,757,107	0.2
5,148,662		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.498%, (US0001M + 2.350%), 04/25/2030	5,201,204	0.2
5,231,971		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.948%, (US0001M + 1.800%), 07/25/2030	5,159,211	0.2
1,034,049		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.448%, (US0001M + 2.300%), 09/25/2030	1,021,904	0.0
283,145		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	348,759	0.0
381,105		Freddie Mac Structured Pass Through Certificates T-62 1A1, 2.219%, (12MTA + 1.200%), 10/25/2044	392,252	0.0
34,834		Freddie Mac-Ginnie Mae Series 27 FC, 1.875%, (PRIME + (1.375)%), 03/25/2024	35,239	0.0
759,416	(1),(3)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	780,082	0.0
966,267	(1)	GCAT 2020-NQM2 A2 Trust, 2.272%, 04/25/2065	981,010	0.0
10,201,164	(4)	Ginnie Mae 2007-35 KY, 6.298%, (-1.000*US0001M + 6.450%), 06/16/2037	2,324,224	0.1
808,354		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	829,770	0.0
782,519		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	807,312	0.0
318,894		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	315,804	0.0
322,109		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	330,251	0.0
745,815	(4)	Ginnie Mae Series 2005-7 AH, 6.618%, (-1.000*US0001M + 6.770%), 02/16/2035	159,144	0.0
15,440		Ginnie Mae Series 2007-37 S, 24.742%, (-3.667*US0001M + 25.300%), 04/16/2037	15,820	0.0
356,949		Ginnie Mae Series 2007-8 SP, 21.542%, (-3.242*US0001M + 22.048%), 03/20/2037	604,822	0.0
2,231,451	(4)	Ginnie Mae Series 2008-35 SN, 6.244%, (-1.000*US0001M + 6.400%), 04/20/2038	388,912	0.0
1,111,802	(4)	Ginnie Mae Series 2008-40 PS, 6.348%, (-1.000*US0001M + 6.500%), 05/16/2038	232,406	0.0
8,713,240	(4)	Ginnie Mae Series 2009-106 SU, 6.044%, (-1.000*US0001M + 6.200%), 05/20/2037	1,927,462	0.1
2,866,310	(4)	Ginnie Mae Series 2009-25 KS, 6.044%, (-1.000*US0001M + 6.200%), 04/20/2039	639,728	0.0
1,433,958		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	1,630,650	0.1
1,800,392		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,069,639	0.1
363,072	(4)	Ginnie Mae Series 2009-33 SN, 6.144%, (-1.000*US0001M + 6.300%), 05/20/2039	8,108	0.0
12,450,203		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,889,149	0.4
254,047	(4)	Ginnie Mae Series 2009-43 HS, 6.044%, (-1.000*US0001M + 6.200%), 06/20/2038	4,550	0.0
1,983,937	(4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	223,508	0.0
1,855,048	(4)	Ginnie Mae Series 2010-116 NS, 6.498%, (-1.000*US0001M + 6.650%), 09/16/2040	372,892	0.0
5,264,741	(4)	Ginnie Mae Series 2010-116 SK, 6.464%, (-1.000*US0001M + 6.620%), 08/20/2040	1,164,295	0.0
7,824,295	(4)	Ginnie Mae Series 2010-149 HS, 5.948%, (-1.000*US0001M + 6.100%), 05/16/2040	960,161	0.0
2,854,648	(4)	Ginnie Mae Series 2010-4 SP, 6.348%, (-1.000*US0001M + 6.500%), 01/16/2039	356,256	0.0
3,154,698		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	3,561,964	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,545,883	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	126,697	0.0
2,049,595	(4)	Ginnie Mae Series 2010-68 MS, 5.694%, (-1.000*US0001M + 5.850%), 06/20/2040	387,444	0.0
4,388,185	(4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	907,573	0.0
2,459,308	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	159,509	0.0
620,817	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	37,654	0.0
45,840		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	51,029	0.0
4,489,975	(4)	Ginnie Mae Series 2011-80 KS, 6.514%, (-1.000*US0001M + 6.670%), 06/20/2041	1,187,866	0.0
583,508	(4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	27,805	0.0
18,835		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	18,956	0.0
10,978,307	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,957,559	0.1
8,875,414	(4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	1,848,705	0.1
9,318,445		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	9,855,067	0.3
7,931,099	(4)	Ginnie Mae Series 2014-3 SU, 5.894%, (-1.000*US0001M + 6.050%), 07/20/2039	1,740,355	0.1
1,399,915		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,617,832	0.0
9,806,428	(4)	Ginnie Mae Series 2014-55 MS, 6.048%, (-1.000*US0001M + 6.200%), 04/16/2044	2,196,061	0.1
10,300,508	(4)	Ginnie Mae Series 2014-56 SP, 6.048%, (-1.000*US0001M + 6.200%), 12/16/2039	1,563,975	0.0
8,735,881	(4)	Ginnie Mae Series 2014-58 CS, 5.448%, (-1.000*US0001M + 5.600%), 04/16/2044	1,694,242	0.1
11,365,292	(4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	2,593,791	0.1
4,520,601	(4)	Ginnie Mae Series 2014-99 S, 5.444%, (-1.000*US0001M + 5.600%), 06/20/2044	936,591	0.0
2,951,900		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	3,150,948	0.1
3,560,597		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	3,793,279	0.1
48,031,558	(4)	Ginnie Mae Series 2019-145 LS, 2.674%, (-1.000*US0001M + 2.830%), 11/20/2049	3,727,907	0.1
1,839,685	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	1,899,751	0.1
2,534,967	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	2,576,827	0.1
1,700,000	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	1,740,109	0.1
2,548		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	2,723	0.0
54,069		HarborView Mortgage Loan Trust 2005-2 2A1A, 0.596%, (US0001M + 0.440%), 05/19/2035	50,440	0.0
216,302		HomeBanc Mortgage Trust 2004-1 2A, 1.008%, (US0001M + 0.860%), 08/25/2029	208,458	0.0
3,000,000		HomeBanc Mortgage Trust 2005-4 M1, 0.618%, (US0001M + 0.470%), 10/25/2035	2,986,253	0.1
2,893,488		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.358%, (US0001M + 0.210%), 04/25/2046	2,642,388	0.1
2,334,573		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.358%, (US0001M + 0.210%), 02/25/2046	1,885,592	0.1
2,461,214	(1),(3)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.933%, 10/25/2049	2,595,879	0.1
1,500,000	(1),(3)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	1,535,449	0.0
8,112	(3)	JP Morgan Mortgage Trust 2005-A1 6T1, 3.358%, 02/25/2035	7,708	0.0
91,978	(3)	JP Morgan Mortgage Trust 2007-A1 5A5, 3.604%, 07/25/2035	90,611	0.0
1,862,816	(1),(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	1,919,402	0.1
4,362,223	(1),(3)	JP Morgan Mortgage Trust 2017-4 B1, 3.932%, 11/25/2048	4,581,539	0.1
1,600,816	(1),(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.932%, 11/25/2048	1,655,775	0.1
1,038,041	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.813%, 12/25/2048	1,054,419	0.0
1,602,993	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.719%, 06/25/2048	1,666,513	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,602,993	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.719%, 06/25/2048	1,639,454	0.1
1,980,168	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.719%, 06/25/2048	1,994,762	0.1
1,420,304	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.751%, 09/25/2048	1,452,793	0.0
1,279,989	(1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.752%, 10/25/2048	1,323,611	0.0
259,370	(1),(3)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	267,110	0.0
665,119	(1),(3)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	683,777	0.0
2,446,655	(1),(3)	JP Morgan Mortgage Trust 2019-7 B2A, 3.182%, 02/25/2050	2,372,104	0.1
1,964,426	(1),(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.440%, 03/25/2050	2,002,051	0.1
871,191	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	897,453	0.0
1,891,791	(1),(3)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	1,934,654	0.1
1,993,245	(1),(3)	JP Morgan Mortgage Trust 2020-5 B1, 3.737%, 12/25/2050	2,192,158	0.1
1,433,000	(1),(3)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	1,466,362	0.0
4,620,853,436	(1),(4)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	3,047,453	0.1
8,146,462	(4)	Lehman Mortgage Trust 2006-9 2A5, 6.472%, (-1.000*US0001M + 6.620%), 01/25/2037	2,005,251	0.1
2,679,376		Lehman XS Trust Series 2005-5N 1A2, 0.508%, (US0001M + 0.360%), 11/25/2035	2,296,847	0.1
69,011	(3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 2.847%, 05/25/2033	68,756	0.0
242,671		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.528%, (US0001M + 0.380%), 08/25/2035	243,335	0.0
26,304		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 0.398%, (US0001M + 0.250%), 11/25/2035	25,178	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.948%, (US0001M + 1.800%), 09/25/2035	1,955,493	0.1
1,542,115		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,217,722	0.0
1,561,626	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,671,792	0.1
17,933	(1),(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	18,357	0.0
1,500,000	(1),(3)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	1,535,894	0.0
574,712		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	529,658	0.0
723,775	(1)	RBSSP Resecuritization Trust 2011-3 2A1, 0.425%, (US0001M + 0.250%), 02/26/2037	720,764	0.0
1,425		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,504	0.0
2,582,410		Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	2,896,569	0.1
50,333		Sequoia Mortgage Trust 2003-4 2A1, 0.506%, (US0001M + 0.350%), 07/20/2033	48,446	0.0
24,557	(3)	Sequoia Mortgage Trust 2005-4 2A1, 4.031%, 04/20/2035	25,050	0.0
1,139,512	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.933%, 10/25/2044	1,155,573	0.0
1,102,135	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.870%, 11/25/2044	1,113,527	0.0
1,031,913	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.737%, 05/25/2045	1,085,465	0.0
1,156,553	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.702%, 07/25/2045	1,165,472	0.0
2,900,000	(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,043,457	0.1
806,059	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	828,059	0.0
4,747,828	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.478%, 02/25/2048	5,102,810	0.1
786,838	(1),(3)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	807,148	0.0
1,538,581	(1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,588,676	0.0
707,778	(1),(3)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	724,424	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,500,000	(1),(3)	Sequoia Mortgage Trust 2020-1 A7, 3.500%, 02/25/2050	1,576,820	0.0
2,057,528	(1),(3)	Sequoia Mortgage Trust 2020-3 B3, 3.422%, 04/25/2050	1,891,591	0.1
698,000	(1),(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	693,089	0.0
50,957	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 3.239%, 08/25/2035	49,366	0.0
1,004,090	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 3.297%, 04/25/2035	933,507	0.0
208,661		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 0.406%, (US0001M + 0.250%), 07/19/2035	197,749	0.0
91,130		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 0.406%, (US0001M + 0.250%), 07/19/2035	89,114	0.0
300,350	(3)	Thornburg Mortgage Securities Trust 2006-5 A1, 2.846%, 10/25/2046	294,636	0.0
1,475,878	(1),(5)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	1,503,070	0.0
7,050		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.903%, (COF 11 + 1.250%), 02/27/2034	6,997	0.0
20,738		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.419%, (12MTA + 1.400%), 08/25/2042	19,757	0.0
31,120		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 0.788%, (US0001M + 0.640%), 01/25/2045	30,631	0.0
770,736	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.925%, 10/25/2036	732,381	0.0
321,604		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.182%, (COF 11 + 1.500%), 07/25/2046	300,197	0.0
53,397,617	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 2.168%, 08/25/2045	2,543,478	0.1
1,643,705		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.638%, (US0001M + 0.490%), 10/25/2045	1,585,010	0.0
660,798	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.555%, 10/25/2036	641,869	0.0
1,221,865	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.333%, 12/25/2036	1,152,495	0.0
2,207,323	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.140%, 08/25/2046	2,097,253	0.1
2,903,630	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.181%, 04/25/2037	2,635,052	0.1
1,931,044	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.073%, 07/25/2037	1,843,231	0.1
2,587,704		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	2,473,511	0.1
226,184		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	228,952	0.0
1,759,317		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 0.248%, (US0001M + 0.100%), 12/25/2036	1,184,795	0.0
4,000,068		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.979%, (12MTA + 0.960%), 08/25/2046	2,666,435	0.1
1,381,976		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.578%, (US0001M + 0.430%), 06/25/2037	1,108,492	0.0
129,676	(3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 4.121%, 05/25/2035	128,835	0.0
323,412	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.019%, 04/25/2036	307,377	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,486,840	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.441%, 12/25/2049	1,474,398	0.0
1,032,403	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.773%, 08/20/2045	1,069,102	0.0

	Total Collateralized Mortgage Obligations
	(Cost $663,760,489)		693,322,211	19.6

MUNICIPAL BONDS: 0.1%
		California: 0.1%
500,000		California State University, 6.434%, 11/01/2030	685,700	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	287,984	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	516,975	0.0
100,000		State of California, 7.700%, 11/01/2030	100,595	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	271,530	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	488,934	0.0

	Total Municipal Bonds
	(Cost $1,600,196)		2,351,718	0.1

U.S. TREASURY OBLIGATIONS: 4.8%
		U.S. Treasury Bonds: 2.2%
19,803,000		0.625%,08/15/2030	19,690,061	0.5
41,767,000		1.125%,08/15/2040	40,993,658	1.2
17,313,000	(2)	1.250%,05/15/2050	16,410,830	0.5
			77,094,549	2.2

		U.S. Treasury Notes: 2.6%
36,663,000		0.125%,09/30/2022	36,660,136	1.0
33,626,000		0.125%,09/15/2023	33,595,789	1.0
14,812,000		0.250%,09/30/2025	14,792,907	0.4
7,658,000		0.375%,09/30/2027	7,607,146	0.2
			92,655,978	2.6

	Total U.S. Treasury Obligations
	(Cost $169,772,232)		169,750,527	4.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.3%
		Federal Home Loan Mortgage Corporation: 3.7%(6)
62,144		2.231%, (US0012M + 1.345%),09/01/2035	64,437	0.0
709,381		2.500%,05/01/2030	751,579	0.0
1,141,844		2.500%,05/01/2030	1,214,726	0.0
1,362,171		2.500%,06/01/2030	1,449,777	0.1
495,311		2.857%, (US0012M + 1.721%),06/01/2035	521,330	0.0
4,502,260		3.000%,03/01/2045	4,859,655	0.2
4,067,050		3.000%,03/01/2045	4,330,715	0.1
3,830,361		3.000%,04/01/2045	4,133,831	0.1
3,597,722		3.000%,04/01/2045	3,857,578	0.1
7,345,398		3.000%,10/01/2046	7,837,586	0.2
8,468,771		3.000%,10/01/2046	9,133,735	0.3
9,421,323		3.000%,03/01/2048	10,050,275	0.3
176,824		3.400%, (H15T1Y + 2.462%),01/01/2029	177,557	0.0
1,862		3.465%, (H15T1Y + 2.210%),06/01/2024	1,868	0.0
1,591,751		3.500%,08/01/2042	1,727,057	0.1
3,963,419		3.500%,03/01/2045	4,328,509	0.1
906,159		3.500%,04/01/2045	989,912	0.0
1,462,971		3.500%,05/01/2045	1,598,205	0.1
278,712		3.500%,05/01/2045	294,566	0.0
786,688		3.500%,06/01/2045	856,795	0.0
948,203		3.500%,07/01/2045	1,035,493	0.0
880,308		3.500%,07/01/2045	946,741	0.0
1,105,614		3.500%,08/01/2045	1,186,169	0.0
1,132,725		3.500%,08/01/2045	1,236,854	0.0
827,339		3.500%,08/01/2045	901,678	0.0
841,692		3.500%,08/01/2045	928,073	0.0
594,186		3.500%,08/01/2045	641,996	0.0
701,077		3.500%,09/01/2045	759,564	0.0
2,462,461		3.500%,09/01/2045	2,687,867	0.1
1,296,567		3.500%,09/01/2045	1,415,281	0.1
1,679,186		3.500%,11/01/2045	1,834,393	0.1
7,244,395		3.500%,12/01/2046	7,852,806	0.2
18,883,560		3.500%,03/01/2048	20,651,983	0.6
8,161		3.735%, (H15T1Y + 2.250%),11/01/2031	8,197	0.0
4,820		3.750%, (H15T1Y + 2.250%),04/01/2032	4,845	0.0
2,833		3.750%, (H15T1Y + 2.250%),03/01/2036	3,011	0.0
16,318		3.958%, (H15T1Y + 2.250%),11/01/2035	17,252	0.0
1,572,617		4.000%,10/01/2041	1,734,503	0.1
1,947,291		4.000%,12/01/2041	2,127,976	0.1
376,132		4.000%,07/01/2045	409,813	0.0
4,716,944		4.000%,09/01/2045	5,147,685	0.2
2,509,379		4.000%,09/01/2045	2,737,690	0.1
2,645,386		4.000%,09/01/2045	2,877,301	0.1
254,862		4.000%,09/01/2045	278,518	0.0
2,378,250		4.000%,05/01/2047	2,560,587	0.1
718,889		4.000%,11/01/2047	769,384	0.0
625,770		4.000%,03/01/2048	668,568	0.0
1,580,263		4.000%,06/01/2048	1,776,563	0.1
7,044		4.500%,06/01/2039	7,877	0.0
24,345		4.500%,09/01/2040	27,348	0.0
83,473		4.500%,03/01/2041	93,935	0.0
368,146		4.500%,08/01/2041	408,115	0.0
652,870		4.500%,08/01/2041	730,713	0.0
222,752		4.500%,09/01/2041	250,934	0.0
570,790		4.500%,09/01/2041	641,209	0.0
319,987		4.500%,09/01/2041	358,294	0.0
1,406,267		4.500%,09/01/2041	1,559,446	0.1
26,684		5.000%,05/01/2028	29,436	0.0
114,073		5.000%,05/01/2035	131,297	0.0
392,135		5.000%,01/01/2041	452,105	0.0
277,901		5.000%,04/01/2041	314,126	0.0
2,469		5.500%,11/01/2021	2,739	0.0
18,444		5.500%,03/01/2023	20,464	0.0
5,520		5.500%,05/01/2023	6,125	0.0
11,484		5.500%,03/01/2034	13,531	0.0
3,372		5.500%,05/01/2036	3,934	0.0
78,696		5.500%,06/01/2036	92,779	0.0
8,837		5.500%,12/01/2036	10,288	0.0
48,028		5.500%,03/01/2037	55,816	0.0
13,990		5.500%,04/01/2037	16,289	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

70,979		5.500%,05/01/2037	82,663	0.0
124,185		5.500%,07/01/2037	144,400	0.0
17,006		5.500%,09/01/2037	18,879	0.0
12,731		5.500%,10/01/2037	14,743	0.0
43,968		5.500%,11/01/2037	51,141	0.0
121,809		5.500%,12/01/2037	141,688	0.0
34,070		5.500%,12/01/2037	39,494	0.0
9,272		5.500%,01/01/2038	10,792	0.0
10,152		5.500%,01/01/2038	11,797	0.0
118,622		5.500%,02/01/2038	137,576	0.0
90,854		5.500%,02/01/2038	105,711	0.0
70,390		5.500%,03/01/2038	81,748	0.0
107,684		5.500%,04/01/2038	125,038	0.0
69,828		5.500%,05/01/2038	80,603	0.0
9,783		5.500%,05/01/2038	11,334	0.0
224,888		5.500%,06/01/2038	260,454	0.0
58,281		5.500%,06/01/2038	67,274	0.0
215,436		5.500%,07/01/2038	250,280	0.0
42,888		5.500%,08/01/2038	49,657	0.0
14,088		5.500%,08/01/2038	16,285	0.0
49,823		5.500%,09/01/2038	57,671	0.0
48,653		5.500%,10/01/2038	56,361	0.0
42,942		5.500%,10/01/2038	49,785	0.0
154,755		5.500%,11/01/2038	178,888	0.0
4,707		5.500%,11/01/2038	5,451	0.0
10,561		5.500%,12/01/2038	12,207	0.0
16,331		5.500%,12/01/2038	19,197	0.0
39,987		5.500%,01/01/2039	46,355	0.0
76,677		5.500%,03/01/2039	88,784	0.0
31,261		5.500%,07/01/2039	36,328	0.0
21,385		5.500%,12/01/2039	24,775	0.0
133,515		5.500%,03/01/2040	154,858	0.0
45,822		5.500%,08/01/2040	53,070	0.0
94,537		5.500%,08/01/2040	109,525	0.0
38,545		5.500%,08/01/2040	42,829	0.0
467,331		6.000%,09/01/2027	521,866	0.0
12,842		6.000%,02/01/2029	14,327	0.0
9,188		6.000%,05/01/2035	10,898	0.0
337,000		6.000%,03/01/2037	396,415	0.0
3,427		6.000%,05/01/2037	4,032	0.0
41,340		6.000%,07/01/2037	48,594	0.0
51,144		6.000%,08/01/2037	60,391	0.0
12,853		6.000%,08/01/2037	14,821	0.0
278,788		6.000%,09/01/2037	327,488	0.0
762		6.000%,10/01/2037	903	0.0
11,942		6.000%,11/01/2037	14,069	0.0
2,058		6.000%,12/01/2037	2,309	0.0
7,504		6.000%,12/01/2037	8,823	0.0
362,870		6.000%,01/01/2038	425,133	0.0
1,535		6.000%,04/01/2038	1,799	0.0
9,269		6.000%,06/01/2038	10,703	0.0
946		6.000%,07/01/2038	1,097	0.0
29,644		6.000%,08/01/2038	34,055	0.0
58,525		6.000%,11/01/2038	68,253	0.0
12,748		6.000%,05/01/2039	14,610	0.0
13,484		6.000%,08/01/2039	15,725	0.0
3,431		6.000%,09/01/2039	3,856	0.0
872,823		6.500%,09/01/2034	1,000,437	0.0
			132,245,529	3.7

		Federal National Mortgage Association: 0.0%(6)
80,580		1.588%, (US0001M + 1.422%),02/01/2033	81,514	0.0
19,844		2.131%, (US0012M + 1.444%),08/01/2035	20,163	0.0
69,166		2.136%, (US0012M + 1.486%),07/01/2035	70,076	0.0
367,794		2.176%, (H15T1Y + 1.711%),08/01/2035	371,922	0.0
66,756		2.248%, (US0006M + 1.373%),09/01/2035	67,530	0.0
34,607		2.371%, (12MTA + 1.200%),08/01/2042	34,763	0.0
62,171		2.371%, (12MTA + 1.200%),08/01/2042	62,470	0.0
25,109		2.371%, (12MTA + 1.200%),10/01/2044	25,232	0.0
42,789		2.371%, (12MTA + 1.200%),10/01/2044	42,992	0.0
3,568		3.360%, (COF 11 + 1.251%),05/01/2036	3,693	0.0
101,418		3.472%, (US0012M + 1.480%),04/01/2035	102,595	0.0
2,182		3.542%, (H15T1Y + 2.215%),09/01/2031	2,192	0.0
121,491		3.629%, (US0012M + 1.610%),02/01/2034	125,706	0.0
149,932		3.658%, (US0012M + 1.661%),10/01/2035	150,631	0.0
27,068		3.675%, (US0012M + 1.675%),02/01/2035	27,155	0.0
8,458		3.710%, (H15T1Y + 2.210%),04/01/2032	8,498	0.0
177,056		3.841%, (H15T1Y + 2.175%),10/01/2035	177,971	0.0
201,107		4.060%, (US0012M + 1.810%),09/01/2034	210,969	0.0
39,215		4.105%, (COF 11 + 1.926%),12/01/2036	41,184	0.0
			1,627,256	0.0

		Government National Mortgage Association: 1.5%
7,690,000	(7)	2.000%,10/20/2050	7,988,588	0.2
11,350,000	(7)	2.500%,11/19/2050	11,896,662	0.4
700,000	(7)	3.000%,11/19/2050	732,648	0.0
4,445,113		3.500%,07/20/2046	4,747,519	0.2
879,334		3.500%,07/20/2047	934,279	0.0
10,267,729		3.500%,12/20/2047	10,990,463	0.3
5,213,703		3.500%,01/20/2048	5,578,664	0.2
768,029		4.000%,11/20/2040	838,480	0.0
1,437,268		4.000%,03/20/2046	1,547,334	0.1
1,099,579		4.500%,08/20/2041	1,221,170	0.1
646,411		4.500%,01/20/2047	711,808	0.0
8,265		5.000%,11/15/2035	9,346	0.0
1,948		5.000%,11/15/2035	2,134	0.0
5,648		5.000%,11/15/2035	6,260	0.0
17,131		5.000%,11/15/2035	19,231	0.0
58,349		5.000%,06/15/2037	64,502	0.0
39,958		5.000%,03/15/2038	45,829	0.0
151,586		5.000%,03/15/2038	170,026	0.0
7,236		5.000%,06/15/2038	8,123	0.0
880		5.000%,07/15/2038	966	0.0
3,222		5.000%,09/15/2038	3,693	0.0
40,395		5.000%,11/15/2038	45,605	0.0
16,702		5.000%,11/15/2038	18,734	0.0
84,803		5.000%,12/15/2038	96,567	0.0
8,134		5.000%,12/15/2038	8,953	0.0
1,001,178		5.000%,12/15/2038	1,147,425	0.0
890,825		5.000%,01/15/2039	1,001,360	0.0
99,408		5.000%,01/15/2039	113,835	0.0
73,764		5.000%,01/15/2039	83,991	0.0
37,126		5.000%,02/15/2039	41,643	0.0
111,843		5.000%,02/15/2039	128,078	0.0
94,711		5.000%,02/15/2039	108,540	0.0
89,703		5.000%,03/15/2039	100,617	0.0
1,982		5.000%,03/15/2039	2,262	0.0
164,149		5.000%,03/15/2039	184,523	0.0
83,326		5.000%,03/15/2039	94,483	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

104,357		5.000%,04/15/2039	119,654	0.0
621		5.000%,05/15/2039	684	0.0
57,062		5.000%,05/15/2039	64,144	0.0
154,811		5.000%,05/15/2039	173,646	0.0
74,562		5.000%,07/15/2039	84,911	0.0
69,604		5.000%,09/15/2039	78,881	0.0
11,375		5.000%,11/15/2039	13,015	0.0
1,973		5.000%,04/15/2040	2,255	0.0
15,274		5.000%,06/15/2040	17,492	0.0
209,211		5.000%,09/15/2040	230,938	0.0
28,489		5.000%,09/15/2040	32,303	0.0
76,547		5.000%,10/15/2040	87,685	0.0
49,021		5.000%,05/15/2042	53,773	0.0
381,524		5.000%,02/20/2043	435,895	0.0
7,864	(3)	5.500%,03/20/2060	8,778	0.0
			52,098,395	1.5

		Uniform Mortgage-Backed Securities: 7.1%
700,000	(7)	2.000%,12/14/2050	721,950	0.0
1,792,071		2.500%,05/01/2030	1,901,342	0.1
4,116,936		2.500%,06/01/2030	4,357,352	0.1
2,923,403		2.500%,06/01/2030	3,096,360	0.1
1,738,578		2.500%,07/01/2030	1,841,874	0.1
3,831,135		3.000%,08/01/2030	4,093,413	0.1
2,040,077		3.000%,09/01/2030	2,189,373	0.1
1,213,219		3.000%,08/01/2043	1,321,438	0.1
2,793,799		3.000%,09/01/2043	2,976,328	0.1
8,781,209		3.000%,04/01/2045	9,478,259	0.3
5,622,828		3.000%,08/01/2046	6,069,814	0.2
674,851		3.000%,09/01/2046	710,022	0.0
9,460,659		3.000%,01/01/2047	9,947,828	0.3
984,181		3.500%,12/01/2041	1,064,337	0.0
221,105		3.500%,08/01/2042	237,384	0.0
725,030		3.500%,08/01/2042	786,649	0.0
674,812		3.500%,10/01/2042	730,146	0.0
1,108,178		3.500%,10/01/2042	1,190,081	0.1
371,959		3.500%,03/01/2043	403,654	0.0
3,350,059		3.500%,01/01/2046	3,695,427	0.1
5,169,866		3.500%,02/01/2046	5,702,902	0.2
24,503,467		3.500%,08/01/2046	27,030,484	0.8
4,405,851		3.500%,08/01/2046	4,860,257	0.2
6,095,721		3.500%,09/01/2047	6,457,034	0.2
3,620,531		3.500%,12/01/2047	3,835,837	0.1
11,752,043		3.500%,07/01/2048	12,955,661	0.4
3,694		4.000%,07/01/2021	3,916	0.0
2,569,820		4.000%,09/01/2026	2,724,334	0.1
4,987		4.000%,05/01/2029	5,344	0.0
36,115		4.000%,11/01/2030	38,848	0.0
19,499		4.000%,02/01/2031	21,262	0.0
10,187		4.000%,10/01/2031	11,101	0.0
7,810,746		4.000%,12/01/2039	8,615,083	0.3
371,472		4.000%,07/01/2042	410,635	0.0
1,276,710		4.000%,07/01/2042	1,408,414	0.1
3,517,074		4.000%,07/01/2042	3,887,104	0.1
171,958		4.000%,08/01/2042	183,451	0.0
557,019		4.000%,08/01/2042	599,399	0.0
1,174,951		4.000%,08/01/2042	1,298,829	0.1
2,701,113		4.000%,08/01/2043	3,009,913	0.1
4,280,892		4.000%,09/01/2043	4,802,194	0.2
191,915		4.000%,10/01/2043	210,628	0.0
352,102		4.000%,10/01/2043	386,826	0.0
6,371,782		4.000%,01/01/2045	7,288,925	0.2
804,077		4.000%,06/01/2045	878,111	0.0
3,292,372		4.000%,07/01/2045	3,640,688	0.1
1,065,219		4.000%,07/01/2045	1,195,849	0.1
6,238,074		4.000%,02/01/2046	6,862,936	0.2
1,799,786		4.000%,06/01/2047	1,930,742	0.1
417,791		4.000%,03/01/2048	446,002	0.0
1,309,529		4.000%,03/01/2048	1,399,034	0.1
7,903,636		4.000%,09/01/2048	8,579,626	0.3
37,451		4.500%,10/01/2025	40,434	0.0
791,925		4.500%,07/01/2026	842,009	0.0
522,484		4.500%,04/01/2029	569,243	0.0
100,399		4.500%,06/01/2029	109,389	0.0
8,329		4.500%,06/01/2029	9,080	0.0
104,865		4.500%,07/01/2029	114,341	0.0
2,329		4.500%,10/01/2029	2,539	0.0
11,901		4.500%,06/01/2030	13,118	0.0
450,111		4.500%,10/01/2030	496,562	0.0
99,541		4.500%,02/01/2031	108,722	0.0
71,706		4.500%,05/01/2031	79,122	0.0
51,971		4.500%,10/01/2033	57,327	0.0
28,006		4.500%,01/01/2034	30,890	0.0
6,400		4.500%,07/01/2034	7,050	0.0
27,810		4.500%,09/01/2035	30,997	0.0
4,349		4.500%,09/01/2035	4,844	0.0
49,302		4.500%,11/01/2035	54,331	0.0
137,182		4.500%,02/01/2036	148,175	0.0
101,169		4.500%,01/01/2037	113,695	0.0
47,335		4.500%,09/01/2037	52,218	0.0
1,998		4.500%,02/01/2038	2,173	0.0
29,608		4.500%,01/01/2039	33,167	0.0
2,114		4.500%,02/01/2039	2,283	0.0
43,033		4.500%,02/01/2039	47,771	0.0
66,695		4.500%,04/01/2039	73,604	0.0
21,284		4.500%,04/01/2039	23,747	0.0
95,958		4.500%,04/01/2039	107,492	0.0
18,708		4.500%,05/01/2039	21,020	0.0
5,783		4.500%,05/01/2039	6,500	0.0
104,182		4.500%,05/01/2039	116,215	0.0
95,597		4.500%,05/01/2039	107,068	0.0
456		4.500%,05/01/2039	511	0.0
120,555		4.500%,05/01/2039	133,673	0.0
1,203,955		4.500%,05/01/2039	1,347,926	0.1
5,598		4.500%,06/01/2039	6,195	0.0
124,112		4.500%,06/01/2039	139,257	0.0
22,629		4.500%,07/01/2039	25,431	0.0
68,499		4.500%,07/01/2039	76,934	0.0
62,556		4.500%,07/01/2039	70,380	0.0
162,093		4.500%,08/01/2039	181,759	0.0
81,850		4.500%,08/01/2039	91,822	0.0
98,016		4.500%,08/01/2039	108,473	0.0
318,935		4.500%,08/01/2039	354,220	0.0
208,815		4.500%,09/01/2039	231,047	0.0
239,364		4.500%,10/01/2039	268,996	0.0
15,889		4.500%,11/01/2039	17,822	0.0
115,963		4.500%,11/01/2039	130,280	0.0
6,503		4.500%,12/01/2039	7,318	0.0
15,269		4.500%,12/01/2039	16,833	0.0
590,106		4.500%,01/01/2040	662,060	0.0
3,806		4.500%,01/01/2040	4,141	0.0
249,540		4.500%,02/01/2040	280,616	0.0
118,274		4.500%,02/01/2040	133,015	0.0
78,621		4.500%,04/01/2040	88,236	0.0
933,293		4.500%,04/01/2040	1,047,917	0.0
216,307		4.500%,05/01/2040	237,111	0.0
37,325		4.500%,05/01/2040	40,620	0.0
4,981		4.500%,06/01/2040	5,589	0.0
52,703		4.500%,06/01/2040	59,129	0.0
178,657		4.500%,06/01/2040	200,977	0.0
103,100		4.500%,06/01/2040	115,614	0.0
403,691		4.500%,06/01/2040	451,392	0.0
170,795		4.500%,07/01/2040	191,500	0.0
118,872		4.500%,07/01/2040	133,623	0.0
49,739		4.500%,07/01/2040	55,037	0.0
178,398		4.500%,08/01/2040	198,195	0.0
114,738		4.500%,08/01/2040	128,171	0.0
55,443		4.500%,08/01/2040	62,380	0.0
8,838		4.500%,08/01/2040	9,812	0.0
3,275		4.500%,08/01/2040	3,681	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

134,766	4.500%,08/01/2040	151,472	0.0
37,124	4.500%,08/01/2040	41,770	0.0
48,880	4.500%,09/01/2040	54,966	0.0
302,039	4.500%,09/01/2040	338,865	0.0
106,749	4.500%,09/01/2040	116,037	0.0
26,532	4.500%,09/01/2040	29,793	0.0
28,525	4.500%,09/01/2040	32,088	0.0
27,216	4.500%,09/01/2040	30,149	0.0
19,560	4.500%,09/01/2040	21,296	0.0
48,746	4.500%,10/01/2040	53,929	0.0
228,364	4.500%,10/01/2040	257,054	0.0
128,538	4.500%,10/01/2040	144,659	0.0
184,483	4.500%,10/01/2040	204,512	0.0
71,678	4.500%,10/01/2040	80,653	0.0
1,281,999	4.500%,11/01/2040	1,443,234	0.1
94,162	4.500%,11/01/2040	105,313	0.0
652,754	4.500%,11/01/2040	734,755	0.0
80,348	4.500%,11/01/2040	90,459	0.0
506,873	4.500%,11/01/2040	556,114	0.0
37,219	4.500%,12/01/2040	41,884	0.0
151,884	4.500%,12/01/2040	170,014	0.0
4,006	4.500%,12/01/2040	4,483	0.0
48,015	4.500%,12/01/2040	54,074	0.0
117,366	4.500%,12/01/2040	131,861	0.0
30,651	4.500%,12/01/2040	33,975	0.0
62,066	4.500%,12/01/2040	69,868	0.0
46,557	4.500%,12/01/2040	52,109	0.0
250,436	4.500%,12/01/2040	281,962	0.0
753,692	4.500%,01/01/2041	847,860	0.0
338,332	4.500%,01/01/2041	380,835	0.0
229,647	4.500%,01/01/2041	258,549	0.0
35,480	4.500%,01/01/2041	39,934	0.0
54,745	4.500%,01/01/2041	61,614	0.0
79,329	4.500%,02/01/2041	87,355	0.0
123,146	4.500%,02/01/2041	138,601	0.0
125,180	4.500%,02/01/2041	140,577	0.0
38,525	4.500%,02/01/2041	43,241	0.0
85,223	4.500%,02/01/2041	95,886	0.0
259,410	4.500%,03/01/2041	291,153	0.0
23,886	4.500%,03/01/2041	25,923	0.0
80,050	4.500%,03/01/2041	89,444	0.0
151,345	4.500%,03/01/2041	170,106	0.0
112,859	4.500%,03/01/2041	126,960	0.0
81,322	4.500%,03/01/2041	88,108	0.0
40,240	4.500%,03/01/2041	44,977	0.0
36,992	4.500%,03/01/2041	41,522	0.0
7,097	4.500%,03/01/2041	7,965	0.0
51,793	4.500%,04/01/2041	56,030	0.0
345,270	4.500%,04/01/2041	387,452	0.0
8,451	4.500%,04/01/2041	9,445	0.0
604,908	4.500%,04/01/2041	684,901	0.0
225,075	4.500%,04/01/2041	247,729	0.0
15,042	4.500%,04/01/2041	16,260	0.0
35,308	4.500%,04/01/2041	38,344	0.0
57,500	4.500%,04/01/2041	64,708	0.0
8,803	4.500%,05/01/2041	9,904	0.0
28,520	4.500%,05/01/2041	32,050	0.0
903,579	4.500%,05/01/2041	1,017,617	0.0
513,254	4.500%,05/01/2041	577,242	0.0
216,180	4.500%,05/01/2041	239,437	0.0
545,451	4.500%,05/01/2041	613,282	0.0
4,835	4.500%,05/01/2041	5,438	0.0
39,123	4.500%,05/01/2041	44,023	0.0
44,513	4.500%,05/01/2041	48,562	0.0
51,025	4.500%,06/01/2041	55,587	0.0
18,975	4.500%,06/01/2041	21,322	0.0
332,581	4.500%,06/01/2041	373,365	0.0
50,124	4.500%,07/01/2041	56,074	0.0
55,864	4.500%,07/01/2041	61,279	0.0
19,592	4.500%,07/01/2041	21,982	0.0
242,859	4.500%,07/01/2041	273,517	0.0
3,179	4.500%,07/01/2041	3,576	0.0
60,492	4.500%,07/01/2041	68,080	0.0
6,939	4.500%,07/01/2041	7,687	0.0
84,719	4.500%,07/01/2041	95,323	0.0
138,048	4.500%,08/01/2041	149,338	0.0
241,700	4.500%,08/01/2041	265,286	0.0
373,022	4.500%,08/01/2041	419,959	0.0
30,493	4.500%,08/01/2041	34,342	0.0
54,479	4.500%,08/01/2041	59,129	0.0
74,791	4.500%,08/01/2041	82,640	0.0
194,619	4.500%,08/01/2041	218,561	0.0
171,779	4.500%,08/01/2041	193,375	0.0
26,211	4.500%,09/01/2041	29,519	0.0
148,900	4.500%,09/01/2041	167,655	0.0
789,896	4.500%,09/01/2041	889,423	0.0
7,809	4.500%,09/01/2041	8,764	0.0
334,537	4.500%,10/01/2041	376,756	0.0
167,709	4.500%,10/01/2041	187,285	0.0
466,759	4.500%,10/01/2041	517,324	0.0
31,674	4.500%,10/01/2041	35,666	0.0
67,935	4.500%,10/01/2041	76,465	0.0
1,237,162	4.500%,10/01/2041	1,393,111	0.1
46,430	4.500%,10/01/2041	50,243	0.0
1,149,407	4.500%,10/01/2041	1,294,505	0.1
412,758	4.500%,11/01/2041	457,575	0.0
7,559	4.500%,11/01/2041	8,479	0.0
980,317	4.500%,12/01/2041	1,101,909	0.1
299,904	4.500%,12/01/2041	335,774	0.0
46,656	4.500%,01/01/2042	52,536	0.0
16,841	4.500%,01/01/2042	18,961	0.0
42,670	4.500%,01/01/2042	46,196	0.0
70,087	4.500%,03/01/2042	78,390	0.0
4,442	4.500%,03/01/2042	4,806	0.0
88,546	4.500%,04/01/2042	99,564	0.0
12,133	4.500%,06/01/2042	13,357	0.0
9,093	4.500%,08/01/2042	10,245	0.0
5,635	4.500%,09/01/2042	6,101	0.0
6,806	4.500%,01/01/2043	7,364	0.0
11,390	4.500%,12/01/2043	12,774	0.0
470,956	4.500%,04/01/2047	513,061	0.0
111,034	4.500%,05/01/2047	121,031	0.0
54,584	4.500%,05/01/2047	58,994	0.0
362,195	4.500%,06/01/2047	393,813	0.0
506,610	4.500%,06/01/2047	550,589	0.0
720,064	4.500%,07/01/2047	784,152	0.0
223,897	4.500%,07/01/2047	244,240	0.0
338,312	4.500%,08/01/2047	367,845	0.0
490	5.000%,04/01/2023	535	0.0
829	5.000%,12/01/2023	906	0.0
52,220	5.000%,04/01/2026	57,100	0.0
65,333	5.000%,05/01/2026	71,438	0.0
43,258	5.000%,08/01/2027	47,301	0.0
17,987	5.000%,04/01/2028	19,831	0.0
151,205	5.000%,05/01/2033	166,838	0.0
261,153	5.000%,06/01/2033	299,722	0.0
25,820	5.000%,08/01/2033	29,684	0.0
331,289	5.000%,09/01/2033	379,955	0.0
77,320	5.000%,02/01/2034	88,895	0.0
157,874	5.000%,03/01/2034	181,467	0.0
42,700	5.000%,06/01/2034	48,995	0.0
9,189	5.000%,11/01/2034	10,563	0.0
352,242	5.000%,02/01/2035	404,789	0.0
370,427	5.000%,03/01/2035	425,792	0.0
12,959	5.000%,04/01/2035	14,225	0.0
10,976	5.000%,05/01/2035	12,620	0.0
1,349,850	5.000%,07/01/2035	1,551,495	0.1
48,191	5.000%,08/01/2035	52,699	0.0
6,537	5.000%,09/01/2035	7,515	0.0
139,401	5.000%,09/01/2035	160,634	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

3,548	5.000%,10/01/2035	4,085	0.0
176,039	5.000%,10/01/2035	202,693	0.0
86,576	5.000%,12/01/2035	99,669	0.0
202,107	5.000%,02/01/2036	232,582	0.0
64,377	5.000%,03/01/2036	74,082	0.0
73,346	5.000%,04/01/2036	83,219	0.0
53,229	5.000%,05/01/2036	61,243	0.0
468,528	5.000%,07/01/2036	538,717	0.0
1,731,183	5.000%,12/01/2036	1,993,949	0.1
1,708,752	5.000%,07/01/2037	1,963,561	0.1
57,369	5.000%,04/01/2038	63,641	0.0
36,069	5.000%,04/01/2039	40,162	0.0
32,725	5.000%,07/01/2039	36,903	0.0
413,744	5.000%,11/01/2040	469,884	0.0
42,951	5.000%,04/01/2041	47,948	0.0
210,441	5.000%,05/01/2041	242,558	0.0
1,213,466	5.000%,06/01/2041	1,381,343	0.1
831,888	5.000%,06/01/2041	958,850	0.0
32	5.500%,02/01/2021	32	0.0
92	5.500%,04/01/2021	92	0.0
2,342	5.500%,06/01/2022	2,408	0.0
4,948	5.500%,11/01/2022	5,097	0.0
720	5.500%,11/01/2022	731	0.0
498	5.500%,11/01/2022	506	0.0
115	5.500%,12/01/2022	119	0.0
55,080	5.500%,06/01/2023	61,100	0.0
1,919	5.500%,07/01/2023	1,997	0.0
9,508	5.500%,07/01/2023	9,928	0.0
6,425	5.500%,09/01/2023	6,712	0.0
2,211	5.500%,01/01/2025	2,284	0.0
444	5.500%,08/01/2025	458	0.0
7,497	5.500%,07/01/2026	8,316	0.0
5,731	5.500%,12/01/2027	6,360	0.0
14,581	5.500%,04/01/2028	16,174	0.0
6,348	5.500%,08/01/2028	7,053	0.0
8,086	5.500%,01/01/2029	8,970	0.0
1,246	5.500%,09/01/2029	1,382	0.0
68,978	5.500%,10/01/2029	76,680	0.0
4,271	5.500%,01/01/2032	4,738	0.0
68,502	5.500%,04/01/2033	79,781	0.0
63,170	5.500%,10/01/2033	70,074	0.0
24,341	5.500%,10/01/2033	28,146	0.0
6,451	5.500%,11/01/2033	7,223	0.0
1,381	5.500%,11/01/2033	1,604	0.0
8,864	5.500%,11/01/2033	10,421	0.0
4,307	5.500%,11/01/2033	4,859	0.0
13,340	5.500%,12/01/2033	14,798	0.0
104,292	5.500%,12/01/2033	120,666	0.0
14,491	5.500%,12/01/2033	16,725	0.0
268,829	5.500%,12/01/2033	315,977	0.0
46,348	5.500%,12/01/2033	54,558	0.0
1,323	5.500%,12/01/2033	1,556	0.0
678	5.500%,12/01/2033	752	0.0
114,267	5.500%,01/01/2034	134,252	0.0
24,453	5.500%,01/01/2034	27,236	0.0
861	5.500%,01/01/2034	1,002	0.0
14,588	5.500%,01/01/2034	17,182	0.0
8,335	5.500%,01/01/2034	9,252	0.0
9,559	5.500%,06/01/2034	11,230	0.0
24,826	5.500%,11/01/2034	28,071	0.0
53,467	5.500%,11/01/2034	62,967	0.0
1,136	5.500%,12/01/2034	1,337	0.0
42,829	5.500%,01/01/2035	50,327	0.0
15,482	5.500%,01/01/2035	18,229	0.0
32,764	5.500%,01/01/2035	36,936	0.0
1,564,757	5.500%,02/01/2035	1,842,668	0.1
10,063	5.500%,02/01/2035	11,268	0.0
6,691	5.500%,03/01/2035	7,422	0.0
31,295	5.500%,06/01/2035	34,793	0.0
10,348	5.500%,07/01/2035	12,164	0.0
997,396	5.500%,08/01/2035	1,166,795	0.1
4,739	5.500%,10/01/2035	5,516	0.0
540	5.500%,11/01/2035	617	0.0
55,928	5.500%,11/01/2035	65,785	0.0
963	5.500%,12/01/2035	1,131	0.0
897	5.500%,12/01/2035	1,042	0.0
12,817	5.500%,12/01/2035	14,620	0.0
175,981	5.500%,12/01/2035	206,871	0.0
11,499	5.500%,01/01/2036	13,447	0.0
88,155	5.500%,01/01/2036	103,248	0.0
1,477	5.500%,02/01/2036	1,643	0.0
13,371	5.500%,04/01/2036	15,649	0.0
1,028,932	5.500%,07/01/2036	1,211,994	0.1
545	5.500%,08/01/2036	633	0.0
84,812	5.500%,09/01/2036	99,701	0.0
52,292	5.500%,09/01/2036	61,538	0.0
134,287	5.500%,12/01/2036	152,767	0.0
1,832	5.500%,12/01/2036	2,127	0.0
114,918	5.500%,12/01/2036	133,283	0.0
1,283	5.500%,12/01/2036	1,496	0.0
85,664	5.500%,01/01/2037	99,285	0.0
16,432	5.500%,01/01/2037	19,077	0.0
114,475	5.500%,02/01/2037	133,174	0.0
312,097	5.500%,03/01/2037	365,829	0.0
12,184	5.500%,04/01/2037	14,150	0.0
757	5.500%,05/01/2037	878	0.0
17,497	5.500%,05/01/2037	20,211	0.0
23,312	5.500%,05/01/2037	26,531	0.0
2,650	5.500%,05/01/2037	3,066	0.0
63,659	5.500%,06/01/2037	73,792	0.0
30,543	5.500%,06/01/2037	35,289	0.0
27,445	5.500%,07/01/2037	31,813	0.0
16,548	5.500%,08/01/2037	19,491	0.0
30,230	5.500%,08/01/2037	35,062	0.0
44,760	5.500%,08/01/2037	52,551	0.0
115,799	5.500%,09/01/2037	134,585	0.0
805	5.500%,11/01/2037	930	0.0
452,633	5.500%,01/01/2038	523,285	0.0
1,418	5.500%,02/01/2038	1,638	0.0
719	5.500%,02/01/2038	832	0.0
326,721	5.500%,03/01/2038	379,408	0.0
7,506	5.500%,03/01/2038	8,511	0.0
83,689	5.500%,04/01/2038	97,081	0.0
685	5.500%,04/01/2038	790	0.0
13,510	5.500%,04/01/2038	15,086	0.0
3,340	5.500%,05/01/2038	3,877	0.0
182,677	5.500%,05/01/2038	211,189	0.0
8,148	5.500%,05/01/2038	9,254	0.0
1,940,596	5.500%,06/01/2038	2,255,757	0.1
31,367	5.500%,06/01/2038	36,202	0.0
97,662	5.500%,06/01/2038	113,563	0.0
70,886	5.500%,07/01/2038	81,804	0.0
592	5.500%,07/01/2038	685	0.0
54,514	5.500%,07/01/2038	63,338	0.0
42,338	5.500%,07/01/2038	49,031	0.0
102,493	5.500%,08/01/2038	118,271	0.0
22,014	5.500%,08/01/2038	25,325	0.0
12,221	5.500%,08/01/2038	14,361	0.0
216,409	5.500%,11/01/2038	251,102	0.0
56,774	5.500%,11/01/2038	65,880	0.0
33,042	5.500%,12/01/2038	38,354	0.0
185	5.500%,12/01/2038	211	0.0
115,185	5.500%,01/01/2039	133,918	0.0
408,522	5.500%,01/01/2039	474,809	0.0
60,216	5.500%,01/01/2039	69,986	0.0
20,551	5.500%,03/01/2039	23,889	0.0
195,922	5.500%,06/01/2039	228,102	0.0
315,739	5.500%,06/01/2039	367,190	0.0
24,922	5.500%,05/01/2040	27,677	0.0
19,174	5.500%,07/01/2041	22,178	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

401,195	5.500%,09/01/2041	472,481	0.0
176	6.000%,05/01/2021	196	0.0
2,333	6.000%,09/01/2021	2,601	0.0
4,186	6.000%,04/01/2022	4,667	0.0
12,338	6.000%,06/01/2022	13,756	0.0
2,113	6.000%,01/01/2023	2,356	0.0
291	6.000%,03/01/2024	324	0.0
82,123	6.000%,11/01/2028	91,566	0.0
493	6.000%,04/01/2031	577	0.0
280	6.000%,01/01/2032	312	0.0
915	6.000%,11/01/2032	1,029	0.0
988	6.000%,11/01/2032	1,156	0.0
48,512	6.000%,01/01/2033	57,284	0.0
2,711	6.000%,09/01/2033	3,068	0.0
499	6.000%,01/01/2034	569	0.0
74,476	6.000%,08/01/2034	83,065	0.0
145,250	6.000%,06/01/2035	171,926	0.0
6,224	6.000%,07/01/2035	6,980	0.0
5,529	6.000%,07/01/2035	6,548	0.0
4,964	6.000%,07/01/2035	5,537	0.0
12,639	6.000%,07/01/2035	14,947	0.0
398	6.000%,10/01/2035	444	0.0
3,021	6.000%,10/01/2035	3,397	0.0
64,259	6.000%,11/01/2035	76,102	0.0
2,403	6.000%,12/01/2035	2,682	0.0
217,156	6.000%,12/01/2035	243,554	0.0
54,357	6.000%,12/01/2035	64,290	0.0
9,861	6.000%,01/01/2036	11,539	0.0
42,024	6.000%,02/01/2036	49,684	0.0
16,498	6.000%,02/01/2036	18,551	0.0
241	6.000%,02/01/2036	269	0.0
36,944	6.000%,02/01/2036	43,416	0.0
33,982	6.000%,03/01/2036	40,061	0.0
35,786	6.000%,03/01/2036	42,375	0.0
33,525	6.000%,04/01/2036	39,562	0.0
18,343	6.000%,04/01/2036	21,582	0.0
19,190	6.000%,05/01/2036	22,677	0.0
12,160	6.000%,05/01/2036	13,643	0.0
509	6.000%,06/01/2036	600	0.0
2,474	6.000%,06/01/2036	2,825	0.0
4,115	6.000%,07/01/2036	4,620	0.0
82,952	6.000%,07/01/2036	98,370	0.0
1,511	6.000%,07/01/2036	1,703	0.0
16,305	6.000%,07/01/2036	18,234	0.0
243,665	6.000%,08/01/2036	283,327	0.0
35,093	6.000%,08/01/2036	41,481	0.0
4,557	6.000%,08/01/2036	5,381	0.0
374,362	6.000%,08/01/2036	442,096	0.0
23,079	6.000%,08/01/2036	27,270	0.0
6,153	6.000%,08/01/2036	7,256	0.0
16,028	6.000%,09/01/2036	18,997	0.0
60,867	6.000%,09/01/2036	67,888	0.0
57,659	6.000%,09/01/2036	68,106	0.0
31,725	6.000%,09/01/2036	37,300	0.0
17,615	6.000%,09/01/2036	20,621	0.0
269	6.000%,09/01/2036	305	0.0
13,881	6.000%,09/01/2036	16,120	0.0
39,485	6.000%,10/01/2036	46,531	0.0
37,388	6.000%,10/01/2036	44,236	0.0
2,445	6.000%,10/01/2036	2,726	0.0
35,924	6.000%,10/01/2036	42,353	0.0
14,044	6.000%,10/01/2036	15,784	0.0
14,470	6.000%,10/01/2036	17,069	0.0
13,141	6.000%,11/01/2036	15,191	0.0
2,138	6.000%,11/01/2036	2,383	0.0
16,273	6.000%,11/01/2036	18,158	0.0
53,839	6.000%,11/01/2036	60,872	0.0
30,732	6.000%,11/01/2036	36,160	0.0
22,522	6.000%,12/01/2036	25,154	0.0
102,344	6.000%,12/01/2036	115,072	0.0
3,968	6.000%,12/01/2036	4,696	0.0
1,489	6.000%,12/01/2036	1,708	0.0
45,114	6.000%,12/01/2036	53,308	0.0
44,720	6.000%,12/01/2036	49,879	0.0
6,090	6.000%,12/01/2036	7,024	0.0
9,640	6.000%,01/01/2037	11,366	0.0
1,284	6.000%,01/01/2037	1,511	0.0
742	6.000%,01/01/2037	866	0.0
9,125	6.000%,01/01/2037	10,174	0.0
11,482	6.000%,01/01/2037	12,830	0.0
16,520	6.000%,02/01/2037	19,532	0.0
99,528	6.000%,02/01/2037	117,498	0.0
1,404	6.000%,02/01/2037	1,572	0.0
8,284	6.000%,02/01/2037	9,316	0.0
45,540	6.000%,02/01/2037	50,776	0.0
9,763	6.000%,03/01/2037	11,499	0.0
19,322	6.000%,03/01/2037	22,393	0.0
734	6.000%,03/01/2037	863	0.0
14,237	6.000%,03/01/2037	16,027	0.0
162,370	6.000%,03/01/2037	190,661	0.0
18,550	6.000%,03/01/2037	21,899	0.0
48,680	6.000%,04/01/2037	54,864	0.0
7,362	6.000%,04/01/2037	8,615	0.0
17,359	6.000%,04/01/2037	20,464	0.0
28,472	6.000%,04/01/2037	33,560	0.0
152,342	6.000%,04/01/2037	179,236	0.0
52,057	6.000%,04/01/2037	60,025	0.0
31,236	6.000%,04/01/2037	34,860	0.0
795	6.000%,04/01/2037	886	0.0
4,742	6.000%,04/01/2037	5,294	0.0
42,260	6.000%,04/01/2037	49,983	0.0
31,991	6.000%,04/01/2037	36,445	0.0
691	6.000%,04/01/2037	772	0.0
3,208	6.000%,04/01/2037	3,636	0.0
2,053	6.000%,04/01/2037	2,424	0.0
335	6.000%,04/01/2037	374	0.0
43,258	6.000%,05/01/2037	48,575	0.0
11,522	6.000%,05/01/2037	12,865	0.0
6,003	6.000%,05/01/2037	6,696	0.0
22,805	6.000%,05/01/2037	25,730	0.0
3,054	6.000%,05/01/2037	3,570	0.0
1,122	6.000%,05/01/2037	1,254	0.0
104,192	6.000%,05/01/2037	123,520	0.0
14,016	6.000%,05/01/2037	15,645	0.0
5,840	6.000%,05/01/2037	6,768	0.0
1,772	6.000%,05/01/2037	1,987	0.0
16,746	6.000%,05/01/2037	18,758	0.0
31,368	6.000%,05/01/2037	36,870	0.0
18,108	6.000%,05/01/2037	21,440	0.0
69,417	6.000%,06/01/2037	82,037	0.0
25,717	6.000%,06/01/2037	28,675	0.0
5,432	6.000%,06/01/2037	6,057	0.0
6,337	6.000%,06/01/2037	7,318	0.0
8,234	6.000%,06/01/2037	9,730	0.0
3,966	6.000%,06/01/2037	4,428	0.0
2,680	6.000%,06/01/2037	2,990	0.0
3,199	6.000%,07/01/2037	3,701	0.0
14,926	6.000%,07/01/2037	17,029	0.0
64,831	6.000%,07/01/2037	76,379	0.0
10,638	6.000%,07/01/2037	12,472	0.0
103,221	6.000%,07/01/2037	115,360	0.0
33,610	6.000%,07/01/2037	37,512	0.0
7,695	6.000%,07/01/2037	8,580	0.0
20,222	6.000%,07/01/2037	22,894	0.0
14,265	6.000%,07/01/2037	15,924	0.0
6,844	6.000%,07/01/2037	8,068	0.0
18,916	6.000%,08/01/2037	21,151	0.0
18,200	6.000%,08/01/2037	20,294	0.0
5,671	6.000%,08/01/2037	6,631	0.0
6,507	6.000%,08/01/2037	7,256	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

63,091		6.000%,08/01/2037	74,419	0.0
40,520		6.000%,08/01/2037	45,224	0.0
15,241		6.000%,08/01/2037	17,052	0.0
20,666		6.000%,08/01/2037	24,210	0.0
305,193		6.000%,09/01/2037	360,386	0.0
8,922		6.000%,09/01/2037	9,964	0.0
3,100		6.000%,09/01/2037	3,651	0.0
1,452		6.000%,09/01/2037	1,699	0.0
86,361		6.000%,09/01/2037	100,747	0.0
12,075		6.000%,09/01/2037	13,464	0.0
18,960		6.000%,09/01/2037	22,445	0.0
38,090		6.000%,10/01/2037	44,677	0.0
2,195		6.000%,10/01/2037	2,586	0.0
959		6.000%,11/01/2037	1,124	0.0
42,244		6.000%,11/01/2037	49,696	0.0
57,224		6.000%,11/01/2037	67,172	0.0
3,720		6.000%,12/01/2037	4,148	0.0
23,975		6.000%,12/01/2037	27,840	0.0
120,214		6.000%,12/01/2037	142,034	0.0
1,251		6.000%,12/01/2037	1,463	0.0
69,858		6.000%,12/01/2037	82,386	0.0
99,330		6.000%,02/01/2038	116,271	0.0
26,775		6.000%,02/01/2038	31,317	0.0
145,297		6.000%,02/01/2038	171,068	0.0
4,103		6.000%,03/01/2038	4,581	0.0
24,810		6.000%,03/01/2038	28,926	0.0
1,478		6.000%,03/01/2038	1,748	0.0
72,463		6.000%,05/01/2038	83,304	0.0
4,083		6.000%,05/01/2038	4,812	0.0
1,130		6.000%,06/01/2038	1,260	0.0
13,637		6.000%,06/01/2038	16,079	0.0
53,727		6.000%,07/01/2038	62,679	0.0
114,248		6.000%,07/01/2038	132,706	0.0
1,291		6.000%,08/01/2038	1,488	0.0
7,538		6.000%,09/01/2038	8,895	0.0
30,093		6.000%,09/01/2038	35,543	0.0
3,497		6.000%,09/01/2038	3,918	0.0
15,392		6.000%,09/01/2038	17,269	0.0
37,090		6.000%,10/01/2038	43,203	0.0
17,460		6.000%,10/01/2038	20,588	0.0
73,188		6.000%,10/01/2038	81,602	0.0
24,323		6.000%,10/01/2038	27,241	0.0
14,322		6.000%,10/01/2038	16,805	0.0
1,543		6.000%,10/01/2038	1,785	0.0
784		6.000%,10/01/2038	879	0.0
803		6.000%,11/01/2038	934	0.0
1,192		6.000%,11/01/2038	1,330	0.0
123,940		6.000%,11/01/2038	140,912	0.0
17,880		6.000%,12/01/2038	20,606	0.0
2,327		6.000%,12/01/2038	2,643	0.0
81,080		6.000%,12/01/2038	95,913	0.0
1,651		6.000%,10/01/2039	1,945	0.0
22,605		6.000%,10/01/2039	26,570	0.0
468,321		6.000%,02/01/2040	547,722	0.0
20,944		6.000%,04/01/2040	24,623	0.0
115,356		6.000%,09/01/2040	129,796	0.0
213,211		6.000%,10/01/2040	251,216	0.0
320,797		6.000%,05/01/2041	378,655	0.0
5,294		6.500%,04/01/2027	5,926	0.0
992		6.500%,02/01/2028	1,109	0.0
23		6.500%,06/01/2029	26	0.0
6,979		6.500%,01/01/2032	7,954	0.0
8,692		6.500%,04/01/2032	9,866	0.0
13,215		6.500%,10/01/2032	14,788	0.0
15,408		6.500%,10/01/2032	17,588	0.0
6,007		6.500%,03/01/2038	7,193	0.0
866		7.000%,08/01/2025	934	0.0
861		7.000%,02/01/2026	864	0.0
10,108		7.000%,03/01/2026	10,468	0.0
1,924		7.000%,03/01/2026	1,931	0.0
6,282		7.000%,03/01/2026	6,862	0.0
637		7.000%,12/01/2027	648	0.0
331,430		7.000%,03/01/2038	433,540	0.0
629,774		7.000%,04/01/2038	807,991	0.0
10,226		7.500%,09/01/2031	12,399	0.0
		249,390,665		7.1

	Total U.S. Government Agency Obligations
	(Cost $408,462,942)		435,361,845	12.3

ASSET-BACKED SECURITIES: 9.6%
		Automobile Asset-Backed Securities: 0.6%
2,300,000		Americredit Automobile Receivables Trust 2018-1 C, 3.500%, 01/18/2024	2,393,717	0.1
1,800,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	1,879,295	0.1
1,650,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	1,664,435	0.0
5,750,000		CarMax Auto Owner Trust 2020-2 A4, 2.050%, 05/15/2025	6,021,147	0.2
1,750,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,778,163	0.0
700,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	715,217	0.0
1,900,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	1,956,494	0.1
2,650,000		Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	2,770,144	0.1
1,250,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,282,571	0.0
		20,461,183		0.6

		Home Equity Asset-Backed Securities: 0.2%
1,315,265	(1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,301,603	0.0
795,774		Home Equity Asset Trust 2005-2 M5, 1.243%, (US0001M + 1.095%), 07/25/2035	797,261	0.0
2,224,155		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.063%, (US0001M + 0.915%), 03/25/2035	2,215,971	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2020 (Unaudited) (Continued)

491,002		New Century Home Equity Loan Trust 2005-2 M3, 0.883%, (US0001M + 0.735%), 06/25/2035	488,471	0.0
50,613		Renaissance Home Equity Loan Trust 2003-2 A, 1.028%, (US0001M + 0.880%), 08/25/2033	48,364	0.0
1,954,522	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	2,056,761	0.1
57,095		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 0.228%, (US0001M + 0.080%), 11/25/2036	23,099	0.0
			6,931,530	0.2

		Other Asset-Backed Securities: 8.0%
1,361,443	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,253,422	0.0
1,593,861	(1),(3)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,623,310	0.1
9,000,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.602%, (US0003M + 1.330%), 01/20/2033	8,965,503	0.3
2,464,208	(1),(3),(4),(8)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
9,500,000	(1)	Apidos CLO XXXII 2019-32A A1, 1.592%, (US0003M + 1.320%), 01/20/2033	9,494,784	0.3
4,500,000	(1)	Apidos CLO XXXIII 2020-33A A, 1.973%, (US0003M + 1.700%), 07/24/2031	4,511,007	0.1
8,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.505%, (US0003M + 1.230%), 01/15/2030	7,812,392	0.2
3,470,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.622%, (US0003M + 1.350%), 07/18/2029	3,401,804	0.1
4,393,000	(1)	Babson CLO Ltd. 2018-3A A2, 1.572%, (US0003M + 1.300%), 07/20/2029	4,310,122	0.1
1,600,000	(1)	Bain Capital Credit CLO 2017-1A A2, 1.622%, (US0003M + 1.350%), 07/20/2030	1,574,014	0.0
925,892	(3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.811%, 10/25/2036	929,222	0.0
3,200,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.603%, (US0003M + 1.330%), 01/17/2033	3,192,954	0.1
9,015,200	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 1.525%, (US0003M + 1.250%), 07/15/2029	8,958,945	0.3
5,000,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.625%, (US0003M + 1.350%), 01/15/2033	4,953,385	0.1
5,070,000	(1)	BlueMountain CLO 2015-1A BR, 2.766%, (US0003M + 2.500%), 04/13/2027	5,050,146	0.1
2,350,000	(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,350,000	0.1
3,490,000	(1)	Broad River BSL Funding CLO 2020-1A A, 2.061%, (US0003M + 1.850%), 04/20/2029	3,493,860	0.1
4,000,000	(1)	Carbone CLO Ltd. 2017-1A A1, 1.412%, (US0003M + 1.140%), 01/20/2031	3,941,800	0.1
2,400,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.403%, (US0003M + 1.130%), 04/17/2031	2,329,613	0.1
840,000	(1)	Cedar Funding II CLO Ltd. 2013-1A A1R, 1.472%, (US0003M + 1.230%), 06/09/2030	836,139	0.0
53,547		Chase Funding Trust Series 2002-4 2A1, 0.888%, (US0001M + 0.740%), 10/25/2032	52,971	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 0.748%, (US0001M + 0.600%), 07/25/2033	101,787	0.0
3,750,000	(1)	CIFC Funding 2013-2A A1LR, 1.482%, (US0003M + 1.210%), 10/18/2030	3,731,842	0.1
3,453,000	(1)	CIFC Funding 2017-2A A Ltd., 1.512%, (US0003M + 1.240%), 04/20/2030	3,422,047	0.1
3,000,000	(1)	CIFC Funding 2017-2A C, 2.622%, (US0003M + 2.350%), 04/20/2030	2,950,545	0.1
4,000,000	(1)	CIFC Funding 2019-6A A1 Ltd., 1.601%, (US0003M + 1.330%), 01/16/2033	4,001,552	0.1
2,766,000	(1)	Cole Park CLO Ltd. 2015-1A CR, 2.272%, (US0003M + 2.000%), 10/20/2028	2,756,164	0.1
5,678,925		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 0.298%, (US0001M + 0.150%), 10/25/2036	5,120,666	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

940,500	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	1,028,129	0.0
495,000	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	527,853	0.0
12,160,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 1.485%, (US0003M + 1.210%), 10/15/2030	12,066,879	0.3
1,379,000	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,460,333	0.0
1,200,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 1.295%, (US0003M + 1.020%), 04/15/2031	1,184,479	0.0
8,610,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 1.625%, (US0003M + 1.350%), 04/15/2028	8,384,349	0.2
7,460,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.480%, (US0003M + 1.200%), 08/15/2030	7,423,416	0.2
3,662,325	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,695,646	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 1.484%, (US0003M + 1.220%), 07/24/2030	4,216,642	0.1
2,100,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 1.465%, (US0003M + 1.190%), 10/15/2030	2,083,045	0.1
119,354		GSAMP Trust 2007-FM1 A2A, 0.218%, (US0001M + 0.070%), 12/25/2036	71,781	0.0
1,831,131	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,931,271	0.1
2,000,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.272%, (US0003M + 2.000%), 10/20/2027	1,984,756	0.1
1,600,000	(1)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	1,712,223	0.1
4,300,000	(1),(7)	KKR CLO 21 A Ltd., 1.275%, (US0003M + 1.000%), 04/15/2031	4,201,835	0.1
10,000,000	(1)	LCM 26A A2 Ltd., 1.522%, (US0003M + 1.250%), 01/20/2031	9,742,320	0.3
6,308,000	(1)	LCM XIV L.P. 14A AR, 1.312%, (US0003M + 1.040%), 07/20/2031	6,194,506	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 0.708%, (US0001M + 0.560%), 10/25/2034	56,072	0.0
2,120,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 2.445%, (US0003M + 2.200%), 01/27/2026	2,115,154	0.1
5,150,000	(1)	Madison Park Funding XXXV Ltd. 2019-35A A2A, 1.922%, (US0003M + 1.650%), 04/20/2031	5,149,974	0.1
4,600,000	(1)	Magnetite CLO Ltd. 2020-26A A, 1.949%, (US0003M + 1.750%), 07/15/2030	4,612,751	0.1
802,135	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	804,554	0.0
1,750,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,758,983	0.1
2,259,606	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,393,320	0.1
1,324,532	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,357,055	0.0
2,715,238	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,869,028	0.1
2,000,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.721%, (US0003M + 2.450%), 10/16/2032	1,999,986	0.1
5,100,000	(1)	Oaktree CLO 2020-1A A Ltd., 2.345%, (US0003M + 2.000%), 07/15/2029	5,119,207	0.1
3,500,000	(1)	OCP CLO 2020-18A A Ltd., 2.053%, (US0003M + 1.800%), 04/20/2030	3,509,149	0.1
4,000,000	(1)	OCP CLO 2020-19 A A1 Ltd., 2.070%, (US0003M + 1.750%), 07/20/2031	4,005,636	0.1
4,510,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 1.592%, (US0003M + 1.320%), 03/17/2030	4,474,515	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 1.625%, (US0003M + 1.350%), 07/15/2029	2,957,382	0.1
2,250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 1.650%, (US0003M + 1.375%), 07/15/2029	2,220,131	0.1
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.622%, (US0003M + 1.350%), 07/19/2030	3,911,176	0.1
4,250,000	(1)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.245%, (US0003M + 1.000%), 01/25/2031	4,168,608	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

8,000,000	(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.620%, (US0003M + 1.340%), 11/15/2032	7,944,856	0.2
5,515,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.372%, (US0003M + 1.100%), 07/20/2030	5,463,666	0.2
3,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 1.302%, (US0003M + 1.030%), 04/18/2031	2,962,950	0.1
2,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 2.125%, (US0003M + 1.850%), 04/15/2026	1,901,118	0.1
900,000	(1),(7)	Palmer Square Loan Funding 2018-2A C Ltd., 2.225%, (US0003M + 1.950%), 07/15/2026	857,075	0.0
1,189,346		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 1.228%, (US0001M + 1.080%), 03/25/2035	1,193,434	0.0
935,290	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.680%, 01/25/2036	949,139	0.0
199,259		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	215,203	0.0
4,375,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,437,910	0.1
1,500,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,527,391	0.0
3,200,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	3,152,679	0.1
1,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	1,026,448	0.0
1,540,958	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,638,350	0.1
2,060,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.675%, (US0003M + 1.400%), 01/15/2033	2,042,049	0.1
1,913,434	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,100,372	0.1
1,768,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,917,313	0.1
900,000	(1)	TCW CLO 2018-1A A1B2 Ltd., 1.945%, (US0003M + 1.700%), 04/25/2031	900,191	0.0
5,500,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,050,234	0.1
2,356,463	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 1.502%, (US0003M + 1.230%), 10/18/2030	2,331,965	0.1
9,500,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.441%, (US0003M + 1.190%), 11/01/2031	9,357,861	0.3
1,500,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,613,421	0.0
1,653,250	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,710,866	0.1
			282,806,631	8.0

		Student Loan Asset-Backed Securities: 0.8%
995,774	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,022,214	0.0
727,390	(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	752,989	0.0
1,344,437	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	1,381,161	0.0
662,203	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	667,260	0.0
902,351	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	914,112	0.0
267,617	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	270,824	0.0
750,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 1.752%, (US0001M + 1.600%), 10/15/2031	760,252	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,038,874	0.1
2,697,461	(1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	2,826,389	0.1
1,550,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,394,721	0.0
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,505,968	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

98,581	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	99,338	0.0
2,500,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,550,298	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,189,408	0.1
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,264,868	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	5,286,433	0.2
2,000,000	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	2,116,057	0.1
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,071,315	0.0
			29,112,481	0.8

	Total Asset-Backed Securities
	(Cost $337,703,571)		339,311,825	9.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.8%
12,694,460	(3),(4)	BANK 2019-BNK16 XA, 1.124%, 02/15/2052	820,355	0.0
2,600,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	2,089,266	0.1
3,360,000	(3)	Bank 2019-BNK19 C, 4.168%, 08/15/2061	3,690,340	0.1
51,073,582	(3),(4)	Bank 2019-BNK19 XA, 1.095%, 08/15/2061	3,625,586	0.1
22,800,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	625,482	0.0
27,776,000	(3),(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.204%, 08/15/2052	1,894,715	0.1
19,640,162	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.211%, 03/15/2052	1,433,638	0.0
3,160,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	3,186,172	0.1
2,290,000	(1)	BHP Trust 2019-BXHP D, 1.924%, (US0001M + 1.771%), 08/15/2036	2,116,445	0.1
5,681,547	(1)	BX Commercial Mortgage Trust 2019-XL G, 2.452%, (US0001M + 2.300%), 10/15/2036	5,611,109	0.2
5,287,589	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.802%, (US0001M + 2.650%), 10/15/2036	5,180,030	0.2
4,187,168	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.652%, (US0001M + 2.500%), 12/15/2029	4,146,751	0.1
2,520,000	(1)	BX Trust 2019-MMP E, 2.052%, (US0001M + 1.900%), 08/15/2036	2,379,493	0.1
2,280,000	(1),(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	2,123,719	0.1
3,450,000		Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	3,825,361	0.1
19,854,237	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.527%, 08/10/2049	1,221,866	0.0
3,951,241	(1),(3)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	3,708,774	0.1
4,120,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	2,480,109	0.1
35,382,917	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.051%, 09/15/2050	1,775,525	0.1
58,617,415	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.753%, 06/10/2051	2,604,671	0.1
2,101,000	(1),(3)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.235%, 11/10/2051	1,961,338	0.1
13,891,584	(3),(4)	COMM 2012-CR2 XA, 1.787%, 08/15/2045	293,851	0.0
24,722,329	(3),(4)	COMM 2012-CR3 XA, 2.008%, 10/15/2045	660,976	0.0
65,166,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.766%, 10/15/2045	788,802	0.0
19,835,415	(3),(4)	COMM 2012-CR5 XA, 1.661%, 12/10/2045	529,562	0.0
27,468,736	(1),(3),(4)	COMM 2012-LC4 XA, 2.177%, 12/10/2044	515,445	0.0
1,910,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	1,629,564	0.1
1,640,000	(3)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	1,380,084	0.0
910,000	(3)	COMM 2016-COR1 C, 4.528%, 10/10/2049	921,921	0.0
77,273,878	(3),(4)	COMM 2016-CR28 XA, 0.770%, 02/10/2049	2,071,597	0.1
5,920,000		COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	7,071,298	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

3,906,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	3,187,651	0.1
5,080,000	(3)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	5,968,058	0.2
3,247,076	(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.670%, 07/10/2044	2,494,020	0.1
5,150,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.805%, (US0001M + 3.650%), 07/10/2044	3,688,315	0.1
36,470,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.937%, 05/25/2040	1,045,730	0.0
43,325,136	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.352%, 08/25/2022	844,567	0.0
22,000,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	823,330	0.0
27,650,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.647%, 05/25/2041	1,066,087	0.0
10,700,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.851%, 12/25/2041	517,463	0.0
524,191,772	(1),(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	426,849	0.0
2,920,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 1.702%, (US0001M + 1.550%), 07/15/2035	2,573,268	0.1
1,379,676	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,366,577	0.0
2,740,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	2,540,738	0.1
3,070,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	1,474,314	0.0
29,624,305	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.202%, 11/10/2046	784,529	0.0
45,487,203	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.138%, 06/10/2047	1,030,713	0.0
6,930,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	6,548,210	0.2
5,310,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	4,811,111	0.1
105,692,870	(3),(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.814%, 09/01/2052	6,353,854	0.2
28,579,666	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.643%, 06/15/2045	332,867	0.0
43,261,811	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.819%, 12/15/2049	1,240,411	0.0
3,720,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.055%, 01/15/2047	3,297,161	0.1
1,560,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 4.022%, 01/15/2048	1,381,663	0.0
2,084,064	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.110%, 10/15/2048	69,296	0.0
6,560,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	7,818,346	0.2
5,610,000	(1),(3)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.178%, 12/27/2046	5,571,737	0.2
1,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 2.152%, (US0001M + 2.000%), 05/15/2036	945,933	0.0
49,445	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	49,344	0.0
1,743,689	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.875%, 11/15/2038	5,177	0.0
9,110,021	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.875%, 11/15/2038	27,048	0.0
1,706,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.070%, 04/15/2047	1,471,954	0.0
1,525,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.675%, 09/15/2047	1,530,078	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

3,890,000	(1),(3)	Morgan Stanley Capital I Trust 2016-BNK2 E, 4.033%, 11/15/2049	2,213,002	0.1
3,943,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	4,508,574	0.1
1,900,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,559,335	0.0
2,920,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	2,893,533	0.1
3,556,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	3,400,205	0.1
2,440,000	(1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	2,610,578	0.1
2,060,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.620%, 12/10/2045	1,097,601	0.0
3,520,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.620%, 12/10/2045	1,576,822	0.1
2,820,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	3,120,455	0.1
27,970,726	(3),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.187%, 12/15/2047	958,193	0.0
4,580,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	5,405,800	0.2
9,412,500		Wells Fargo Commercial Mortgage Trust 2019-C54 A4, 3.146%, 12/15/2052	10,668,736	0.3
1,630,000	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.844%, 11/15/2044	1,507,086	0.0
19,207,366	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.956%, 08/15/2045	447,067	0.0
9,020,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.398%, 03/15/2045	5,960,066	0.2
6,583,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	5,098,667	0.2
44,334,639	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.335%, 03/15/2048	997,565	0.0
8,510,000	(3)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	8,254,014	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $216,399,081)		205,927,543	5.8

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 21.5%
		Affiliated Investment Companies: 21.5%
9,300,453		Voya Emerging Markets Corporate Debt Fund - Class P	93,376,547	2.6
14,076,095		Voya Emerging Markets Hard Currency Debt Fund - Class P	134,145,182	3.8
8,296,603		Voya Emerging Markets Local Currency Debt Fund - Class P	54,923,509	1.6
88,943		Voya Floating Rate Fund - Class P	780,033	0.0
16,009,111		Voya High Yield Bond Fund - Class P	123,590,337	3.5
14,703,873		Voya Investment Grade Credit Fund - Class P	173,799,776	4.9
18,963,299		Voya Securitized Credit Fund - Class P	180,340,971	5.1

	Total Mutual Funds
	(Cost $762,917,271)		760,956,355	21.5

			Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.0%
	Total Purchased Options
	(Cost $1,950,405)		1,137,416	0.0

	Total Long-Term Investments
	(Cost $3,385,328,629)		3,494,202,483	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
		Commercial Paper: 1.0%
2,000,000		American Electric Power Co., 0.160%, 10/05/2020	1,999,956	0.1
10,000,000		American Electric Power Co., 0.190%, 10/21/2020	9,998,927	0.3
5,850,000		American Electric Power Co., 0.280%, 12/15/2020	5,846,653	0.2
4,000,000		American Honda Finance Corp., 0.160%, 10/05/2020	3,999,911	0.1
7,500,000		Enbridge (US) Inc., 0.190%, 10/20/2020	7,499,237	0.2
5,000,000		Enbridge (US) Inc., 0.220%, 12/10/2020	4,997,860	0.1

	Total Commercial Paper
	(Cost $34,342,418)		34,342,544	1.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

		Repurchase Agreements: 0.7%
1,166,021	(10)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $1,166,025, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $1,189,341, due 09/01/29-02/20/69)	1,166,021	0.0
354,320	(10)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $354,321, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $361,407, due 11/24/20-02/15/49)	354,320	0.0
2,065,164	(10)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $2,065,178, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $2,168,422, due 08/10/21-08/21/40)	2,065,164	0.0
2,254,951	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $2,254,957, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $2,300,050, due 10/25/20-06/20/69)	2,254,951	0.1
2,373,568	(10)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,373,576, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $2,421,049, due 10/08/20-08/15/50)	2,373,568	0.1
1,567,128	(10)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $1,567,134, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $1,598,476, due 02/15/21-07/20/70)	1,567,128	0.0
6,384,200	(10)	National Bank Financial, Repurchase Agreement dated 09/30/20, 0.14%, due 10/01/20 (Repurchase Amount $6,384,224, collateralized by various U.S. Government Securities, 0.000%-6.750%, Market Value plus accrued interest $6,511,884, due 10/01/20-09/09/49)	6,384,200	0.2
6,384,200	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $6,384,214, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $6,511,884, due 10/27/20-07/15/61)	6,384,200	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,845,797	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $2,845,813, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,910,505, due 04/15/22-02/15/46)	2,845,797	0.1

	Total Repurchase Agreements
	(Cost $25,395,349)		25,395,349	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds(10): 0.5%
678,000	(10),(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	678,000	0.1
14,769,000	(10),(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	14,769,000	0.4
678,000	(10),(11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	678,000	0.0
	Total Mutual Funds
	(Cost $16,125,000)		16,125,000	0.5

	Total Short-Term Investments
	(Cost $75,862,767)		75,862,893	2.2

	Total Investments in Securities (Cost $3,461,191,396)		$ 3,570,065,376	101.0
	Liabilities in Excess of Other Assets		(34,912,706)	(1.0)
	Net Assets		$ 3,535,152,670	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2020.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Mutual Funds	$760,956,355	$–	$–	$760,956,355
Purchased Options	–	1,137,416	–	1,137,416
Corporate Bonds/Notes	–	886,083,043	–	886,083,043
Collateralized Mortgage Obligations	–	693,322,211	–	693,322,211
Municipal Bonds	–	2,351,718	–	2,351,718
Asset-Backed Securities	–	339,311,825	–	339,311,825
U.S. Government Agency Obligations	–	435,361,845	–	435,361,845
Commercial Mortgage-Backed Securities	–	205,927,543	–	205,927,543
U.S. Treasury Obligations	–	169,750,527	–	169,750,527
Short-Term Investments	16,125,000	59,737,893	–	75,862,893
Total Investments, at fair value	$777,081,355	$2,792,984,021	$–	$3,570,065,376
Other Financial Instruments+
Centrally Cleared Swaps	–	2,301,072	–	2,301,072
Forward Foreign Currency Contracts	–	1,264,110	–	1,264,110
Futures	94,073	–	–	94,073
Total Assets	$777,175,428	$2,796,549,203	$–	$3,573,724,631
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(575,469)	$–	$(575,469)
Futures	(2,520,337)	–	–	(2,520,337)
Total Liabilities	$(2,520,337)	$(575,469)	$–	$(3,095,806)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$90,999,434	$3,067,941	$-	$(690,828)	$93,376,547	$3,067,888	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	133,085,105	5,000,578	-	(3,940,501)	134,145,182	5,000,500	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	59,657,773	540,396	-	(5,274,660)	54,923,509	540,367	-	-
Voya Floating Rate Fund Class P	25,742,250	814,696	(27,378,057)	1,601,144	780,033	814,696	(3,378,056)	-
Voya High Yield Bond Fund - Class P	68,111,429	57,543,950	-	(2,065,042)	123,590,337	3,793,904	-	-
Voya Investment Grade Credit Fund - Class P	159,271,027	4,519,928	-	10,008,821	173,799,776	4,519,869	-	-
Voya Securitized Credit Fund - Class P	117,961,329	64,925,783	-	(2,546,141)	180,340,971	4,925,702	-	-
	$654,828,347	$136,413,272	$(27,378,057)	$(2,907,207)	$760,956,355	$22,662,926	$(3,378,056)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	515,658	RON	2,121,441	Barclays Bank PLC	10/22/20	$6,085
USD	515,607	RON	2,121,441	Barclays Bank PLC	10/22/20	6,033
USD	515,658	RON	2,121,441	Barclays Bank PLC	10/22/20	6,085
USD	85,180	PHP	4,202,365	Barclays Bank PLC	10/22/20	(1,484)
USD	591,006	PEN	2,098,589	BNP Paribas	10/16/20	8,647
USD	590,827	PEN	2,098,589	BNP Paribas	10/16/20	8,468
USD	5,096,348	THB	158,691,497	BNP Paribas	10/22/20	88,542
USD	1,821,192	IDR	27,174,130,283	BNP Paribas	10/22/20	(3,415)
USD	1,821,070	IDR	27,174,130,283	BNP Paribas	10/22/20	(3,537)
SGD	305,095	USD	221,614	BNP Paribas	10/22/20	1,895
USD	7,196,439	RUB	534,882,001	BNP Paribas	10/22/20	324,078
USD	7,039,914	MXN	159,964,223	Citibank N.A.	10/16/20	(182,123)
USD	1,823,107	IDR	27,174,130,283	Citibank N.A.	10/22/20	(1,501)
RUB	184,712,027	USD	2,515,774	Citibank N.A.	10/22/20	(142,526)
USD	1,491,310	TRY	11,065,391	Citibank N.A.	10/22/20	66,043
USD	4,609,493	BRL	25,054,440	Goldman Sachs International	10/16/20	149,802
USD	3,253	ILS	11,094	Goldman Sachs International	10/22/20	14
CLP	2,175,907,923	USD	2,723,954	HSBC Bank USA N.A.	10/16/20	48,011
USD	3,653,494	ZAR	63,520,811	HSBC Bank USA N.A.	10/22/20	(129,492)
USD	590,005	PEN	2,098,589	JPMorgan Chase Bank N.A.	10/16/20	7,646
USD	9,009,083	EUR	7,583,750	Morgan Stanley Capital Services LLC	10/02/20	117,465
EUR	7,583,750	USD	8,845,170	Morgan Stanley Capital Services LLC	10/02/20	46,448
MXN	37,545,686	USD	1,669,603	Morgan Stanley Capital Services LLC	10/16/20	25,503
USD	2,396,327	CZK	53,820,783	Morgan Stanley Capital Services LLC	10/22/20	64,149

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

USD	5,170,137	PLN	19,482,975	Morgan Stanley Capital Services LLC	10/22/20	129,551
USD	2,103,799	HUF	621,498,481	Morgan Stanley Capital Services LLC	10/22/20	99,709
USD	3,071,023	MYR	13,034,344	Morgan Stanley Capital Services LLC	10/22/20	(64,620)
USD	8,856,906	EUR	7,583,750	Morgan Stanley Capital Services LLC	12/04/20	(46,771)
USD	2,652,845	CLP	2,074,074,005	Standard Chartered Bank	10/16/20	10,610
USD	2,838,854	COP	10,683,261,693	Standard Chartered Bank	10/16/20	49,326
						$688,641

At September 30, 2020, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	180	12/21/20	$25,115,625	$16,787
U.S. Treasury 2-Year Note	818	12/31/20	180,746,047	67,314
U.S. Treasury 5-Year Note	458	12/31/20	57,722,312	9,972
U.S. Treasury Long Bond	240	12/21/20	42,307,500	(355,304)
U.S. Treasury Ultra Long Bond	678	12/21/20	150,388,875	(2,147,661)
			$456,280,359	$(2,408,892)
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(110)	12/21/20	(17,591,406)	(17,372)
			$(17,591,406)	$(17,372)

At September 30, 2020, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 2	Buy	5.000	12/20/24	USD	81,704,670	$(4,196,434)	$2,215,884
CDX North American Investment Grade Index, Series 35, Version 1	Buy	(1.000)	12/20/25	USD	76,306,000	(1,590,293)	85,188
						$(5,786,727)	$2,301,072

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2020, the following OTC purchased credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American High Yield Index, Series 34, Version 8	5.000%	Pay	99.000%	11/18/20	USD	70,579,000	$637,514	$501,256
									$637,514	$501,256

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	10/14/20	0.670	USD	44,165,500	$310,117	$4,407
Call USD vs. Put AUD	Standard Chartered Bank	10/16/20	0.670	USD	44,165,500	293,997	7,156
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	38,695,000	354,678	313,120
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	17,167,000	156,203	138,915
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	21,325,000	197,896	172,562
						$1,312,891	$636,160

(1)	Payments received quarterly.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,447,223,344.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$168,599,046
Gross Unrealized Depreciation	(53,281,363)
Net Unrealized Appreciation	$115,317,683